UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22309

Transparent Value Trust

(Exact name of registrant as specified in charter)

330 Madison Avenue, 10th Floor

New York, NY 10017

(Address of principal executive offices) (Zip code)

Armen Arus

Transparent Value Trust

330 Madison Avenue, 10th Floor

New York, NY 10017

(Name and address of agent for service)

Copy to:

Timothy W. Levin

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103-2921

Registrant’s Telephone Number, including Area Code: (212) 908-5090

Date of fiscal year end: September 30

Date of reporting period: March 31, 2014

Item 1. Reports to Stockholders.

The following is a copy of the report transmitted to shareholders.

# Transparent Value Trust

## Semi-Annual Report

March 31, 2014

transparent value

1	SHAREHOLDER LETTER

2	MANAGER COMMENTARY

2	Transparent Value Large-Cap Aggressive Fund

3	Transparent Value Large-Cap Defensive Fund

4	Transparent Value Large-Cap Market Fund

5	Transparent Value Dividend Fund

6	Transparent Value Large-Cap Core Fund

7	Transparent Value Large-Cap Growth Fund

8	Transparent Value Large-Cap Value Fund

9	Transparent Value Directional Allocation Fund

10	DISCLOSURE OF FUND EXPENSES

13	SCHEDULE OF INVESTMENTS

13	Transparent Value Large-Cap Aggressive Fund

15	Transparent Value Large-Cap Defensive Fund

17	Transparent Value Large-Cap Market Fund

19	Transparent Value Dividend Fund

21	Transparent Value Large-Cap Core Fund

23	Transparent Value Large-Cap Growth Fund

25	Transparent Value Large-Cap Value Fund

27	Transparent Value Directional Allocation Fund

29	STATEMENTS OF ASSETS AND LIABILITIES

31	STATEMENTS OF OPERATIONS

33	STATEMENTS OF CHANGES IN NET ASSETS

42	FINANCIAL HIGHLIGHTS

50	NOTES TO FINANCIAL STATEMENTS

62	ADDITIONAL INFORMATION

Shareholder Letter
March 31, 2014 (Unaudited)

Dear Shareholder,

We are pleased to provide you with information about the Transparent Value Mutual Funds (“Transparent Value”) for the six-month period ended March 31st 2014.

Investment markets continued to rally through the six months ended March 31, 2014, thanks to a steadily improving U.S. economy and ongoing U.S. central bank easing. The Dow Jones U.S. Large-Cap Total Stock Market IndexSM returned 12.33% for the period.

Contributing to performance of equities were growing confidence in the sustainability of the U.S. economic recovery, favorable corporate profit growth, supportive valuations, interest rates below their long-run level, and positive inflows, as investors concerned about the end of quantitative easing and its impact on interest rates rotated out of fixed-income investments into equities.

In January 2014, based on positive economic data and a better jobs picture, the U.S. Federal Reserve (the “Fed”) began its long-expected tapering program, reducing monthly purchases by $10 billion. The Fed continued to taper even after acknowledging in March that the economy had slowed during the winter months, which were unusually harsh for much of the U.S. By April, it was buying only $55 billion a month, down from $85 billion in December 2013.

While noting that the U.S. economy has not yet reached full employment, the Fed in March also unlinked attainment of a 6.5% unemployment level with a potential rate hike, since the unemployment rate in February was approaching that level. Revised guidance from new Fed Chair Janet Yellen seemed to indicate that a rise might not be considered until mid-2015, at the earliest, although she stressed that it would depend on labor market conditions and the inflation rate. Still, the date was earlier than many market participants had expected, which knocked the market off record highs reached earlier in the six-month period.

Even though upcoming economic reports may reflect the impacts from the severe winter weather, and international tensions remain high, the arrival of spring was expected to return the U.S. economy to its improving trend. Pent-up demand resulting from the huge gap in household formation over the prior several years continues to buoy the housing market, while a pickup in global demand bodes well for the U.S. manufacturing sector. Consumption is rising due to an increase in net worth, resulting from the rebound in housing and asset prices, which has boosted retail sales, and consumer sentiment measures. The consensus expectation for 2014 growth stands at 3.0%, compared with 1.9% for 2013.

Momentum driven by the favorable macro environment is supporting equities and moving spreads tighter, helping perpetuate the risk-on mode that has prevailed in the U.S. since 2008. Investors who want income will have to keep investing, but buying cheap securities may be a thing of the past. Recent volatility indicates that investors must guard against becoming complacent about the quality of investments they make and their inherent risks. The Fed continues pumping enormous amounts of liquidity into the system but, with little expectation that it will raise interest rates before 2015, the expansion is likely to continue. Even when the Fed does hike, it typically takes another two years before a recession threatens growth. While the economy may be entering a new era where interest rates head higher over the long term, there is likely a ceiling on how high rates can rise in advance of eventual monetary tightening.

We believe successful equity investing relies not on making educated guesses about a company’s future earnings but evaluating whether a company’s management can deliver the Required Business Performance to support the current stock price. Our systemic, disciplined process we believe over time leads to better outcomes for investors, which serves to keep them engaged and focused on what can be known about a company’s potential for success.

Thank you for investing with Transparent Value. We appreciate your business and look forward to serving your investment needs.

Sincerely,

Armen Arus

President

Semi-Annual Report | March 31, 2014 (Unaudited)	1

Manager Commentary
Transparent Value Large-Cap Aggressive Fund
March 31, 2014 (Unaudited)

The Transparent Value Large-Cap Aggressive Fund (“Fund”) Class F-1 returned 10.82% over the six months ending March 31, 2014. This return represents underperformance of -1.51% relative to the Dow Jones U.S. Large-Cap Total Stock Market IndexSM.

SECTOR WEIGHTINGS
As a percentage of Net Assets as of March 31, 2014
Consumer Discretionary	23.24%

Industrials	21.11%

Information Technology	19.22%

Health Care	12.95%

Energy	9.52%

Financials	7.58%

Consumer Staples	2.92%

Materials	2.09%

Utilities	0.90%

Exchange Traded Funds	0.28%

Other Assets in Excess of Liabilities	0.19%

Source: ALPS Fund Services, Inc. (Fund Holdings)
These allocations may not reflect the current or future positions of the portfolio.

PERFORMANCE

	1 Month	3 Month	6 Month	1 Year	Since Inception**
Fund – Class A	-2.42%	1.54%	10.64%	24.87%	11.34%
Fund – Class C	-2.44%	1.48%	10.30%	24.17%	9.38%***
Fund – Class F-1	-2.40%	1.69%	10.82%	25.19%	11.44%
Fund – Class I	-2.38%	1.68%	10.90%	25.50%	9.84%****

The performance quoted represents past performance, does not guarantee future results and current performance may be lower or higher than the data quoted. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance data current to the most recent month end may be obtained at www.transparentvalue.com. The returns assume reinvestment of dividends and distributions, if any. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund seeks to track a quantitative strategy index and, as a result, the Fund may have a lower return. Returns for periods less than one year are not annualized.

* The Dow Jones U.S Large-Cap Total Stock Market IndexSM is a subset of the Dow Jones U.S. Total Stock Market IndexSM, which measures all U.S. equity securities with readily available prices. It includes stocks among the largest 750.

It is not possible to invest directly in an Index.

** Fund Inception Date: April 27, 2010

*** Class C Inception Date: April 18, 2011

**** Class I Inception Date: February 15, 2011

2	www.transparentvalue.com

Manager Commentary
Transparent Value Large-Cap Defensive Fund
March 31, 2014 (Unaudited)

The Transparent Value Large-Cap Defensive Fund (“Fund”) Class F-1 returned 9.77% over the six months ending March 31, 2014. This return represents underperformance of -2.56% relative to the Dow Jones U.S. Large-Cap Total Stock Market IndexSM.

SECTOR WEIGHTINGS
As a percentage of Net Assets as of March 31, 2014
Information Technology	21.66%

Consumer Discretionary	19.09%

Financials	15.78%

Utilities	12.43%

Energy	7.48%

Industrials	7.42%

Consumer Staples	6.11%

Health Care	5.03%

Telecommunication Services	2.68%

Materials	1.82%

Exchange Traded Funds	0.42%

Other Assets in Excess of Liabilities	0.08%

Source: ALPS Fund Services, Inc. (Fund Holdings)
These allocations may not reflect the current or future positions of the portfolio.

PERFORMANCE

	1 Month	3 Month	6 Month	1 Year	Since Inception**
Fund – Class A	0.16%	1.05%	9.72%	18.90%	13.47%
Fund – Class C	0.08%	0.89%	9.38%	18.14%	13.73%***
Fund – Class F-1	0.16%	1.12%	9.77%	19.06%	13.63%
Fund – Class I	0.16%	1.11%	9.90%	19.34%	14.54%****

The performance quoted represents past performance, does not guarantee future results and current performance may be lower or higher than the data quoted. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance data current to the most recent month end may be obtained at www.transparentvalue.com. The returns assume reinvestment of dividends and distributions, if any. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund seeks to track a quantitative strategy index and, as a result, the Fund may have a lower return. Returns for periods less than one year are not annualized.

* The Dow Jones U.S Large-Cap Total Stock Market IndexSM is a subset of the Dow Jones U.S. Total Stock Market IndexSM, which measures all U.S. equity securities with readily available prices. It includes stocks among the largest 750.

It is not possible to invest directly in an Index.

** Fund Inception Date: April 27, 2010

*** Class C Inception Date: April 18, 2011

**** Class I Inception Date: February 15, 2011

Semi-Annual Report | March 31, 2014 (Unaudited)	3

Manager Commentary
Transparent Value Large-Cap Market Fund
March 31, 2014 (Unaudited)

The Transparent Value Large-Cap Market Fund (“Fund”) Class F-1 returned 10.82% over the six months ending March 31, 2014. This return represents underperformance of -1.51% relative to the Dow Jones U.S. Large-Cap Total Stock Market IndexSM.

SECTOR WEIGHTINGS
As a percentage of Net Assets as of March 31, 2014
Consumer Discretionary	22.42%

Information Technology	22.20%

Industrials	15.61%

Financials	11.96%

Energy	8.57%

Health Care	6.78%

Consumer Staples	6.08%

Materials	3.27%

Utilities	2.81%

Other Assets in Excess of Liabilities	0.30%

Source: ALPS Fund Services, Inc. (Fund Holdings)
These allocations may not reflect the current or future positions of the portfolio.

PERFORMANCE

	1 Month	3 Month	6 Month	1 Year	Since Inception**
Fund – Class A	-0.62%	0.79%	10.72%	22.87%	15.11%
Fund – Class C	-0.70%	0.63%	10.43%	22.20%	13.92%***
Fund – Class F-1	-0.69%	0.78%	10.82%	23.02%	15.23%
Fund – Class I	-0.61%	0.92%	10.99%	23.43%	14.46%****

The performance quoted represents past performance, does not guarantee future results and current performance may be lower or higher than the data quoted. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance data current to the most recent month end may be obtained at www.transparentvalue.com. The returns assume reinvestment of dividends and distributions, if any. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund seeks to track a quantitative strategy index and, as a result, the Fund may have a lower return. Returns for periods less than one year are not annualized.

* The Dow Jones U.S Large-Cap Total Stock Market IndexSM is a subset of the Dow Jones U.S. Total Stock Market IndexSM, which measures all U.S. equity securities with readily available prices. It includes stocks among the largest 750.

It is not possible to invest directly in an Index.

** Fund Inception Date: April 27, 2010

*** Class C Inception Date: April 18, 2011

**** Class I Inception Date: February 15, 2011

4	www.transparentvalue.com

Manager Commentary
Transparent Value Dividend Fund
March 31, 2014 (Unaudited)

The Transparent Value Dividend Fund (“Fund”) Class I returned 9.31% over the six months ending March 31, 2014. This return represents underperformance of -3.02% relative to the Dow Jones U.S. Large-Cap Total Stock Market IndexSM.

SECTOR WEIGHTINGS
As a percentage of Net Assets as of March 31, 2014
Financials	21.86%

Consumer Discretionary	18.99%

Energy	13.35%

Information Technology	11.46%

Utilities	11.31%

Industrials	8.07%

Consumer Staples	5.16%

Health Care	4.79%

Materials	2.59%

Telecommunication Services	1.90%

Exchange Traded Funds	0.12%

Other Assets in Excess of Liabilities	0.40%

Source: ALPS Fund Services, Inc. (Fund Holdings)
These allocations may not reflect the current or future positions of the portfolio.

PERFORMANCE

	1 Month	3 Month	6 Month	1 Year	Since Inception**
Fund – Class A	1.98%	4.50%	9.10%	16.56%	14.45%***
Fund – Class C	1.93%	4.28%	8.68%	15.77%	13.78%***
Fund – Class F-1	1.99%	4.49%	9.17%	16.69%	14.67%***
Fund – Class I	2.07%	4.62%	9.31%	17.01%	14.74%

The performance quoted represents past performance, does not guarantee future results and current performance may be lower or higher than the data quoted. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance data current to the most recent month end may be obtained at www.transparentvalue.com. The returns assume reinvestment of dividends and distributions, if any. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund seeks to track a quantitative strategy index and, as a result, the Fund may have a lower return. Returns for periods less than one year are not annualized.

* The Dow Jones U.S Large-Cap Total Stock Market IndexSM is a subset of the Dow Jones U.S. Total Stock Market IndexSM, which measures all U.S. equity securities with readily available prices. It includes stocks among the largest 750.

It is not possible to invest directly in an Index.

** Fund Inception Date: February 10, 2011

*** Class A, Class C and Class F-1 Inception Date: April 18, 2011

Semi-Annual Report | March 31, 2014 (Unaudited)	5

Manager Commentary
Transparent Value Large-Cap Core Fund
March 31, 2014 (Unaudited)

The Transparent Value Large-Cap Core Fund (“Fund”) Class I returned 9.90% over the six months ending March 31, 2014. This return represents underperformance of -2.43% relative to the Dow Jones U.S. Large-Cap Total Stock Market IndexSM.

SECTOR WEIGHTINGS
As a percentage of Net Assets as of March 31, 2014
Consumer Discretionary	21.48%

Financials	16.99%

Industrials	14.58%

Energy	13.45%

Information Technology	13.06%

Health Care	6.95%

Utilities	6.49%

Consumer Staples	3.85%

Telecommunication Services	1.18%

Materials	0.96%

Exchange Traded Funds	0.34%

Other Assets in Excess of Liabilities	0.67%

Source: ALPS Fund Services, Inc. (Fund Holdings)
These allocations may not reflect the current or future positions of the portfolio.

PERFORMANCE

	1 Month	3 Month	6 Month	1 Year	Since Inception**
Fund – Class A	0.24%	1.55%	9.69%	24.02%	15.87%***
Fund – Class C	0.32%	1.48%	9.39%	23.37%	15.19%***
Fund – Class F-1	0.32%	1.62%	9.83%	24.20%	16.10%***
Fund – Class I	0.32%	1.71%	9.90%	24.50%	15.55%

The performance quoted represents past performance, does not guarantee future results and current performance may be lower or higher than the data quoted. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance data current to the most recent month end may be obtained at www.transparentvalue.com. The returns assume reinvestment of dividends and distributions, if any. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund seeks to track a quantitative strategy index and, as a result, the Fund may have a lower return. Returns for periods less than one year are not annualized.

* The Dow Jones U.S Large-Cap Total Stock Market IndexSM is a subset of the Dow Jones U.S. Total Stock Market IndexSM, which measures all U.S. equity securities with readily available prices. It includes stocks among the largest 750.

It is not possible to invest directly in an Index.

** Fund Inception Date: February 10, 2011

*** Class A, Class C and Class F-1 Inception Date: April 18, 2011

6	www.transparentvalue.com

Manager Commentary
Transparent Value Large-Cap Growth Fund
March 31, 2014 (Unaudited)

The Transparent Value Large-Cap Growth Fund (“Fund”) Class I returned 10.53% over the six months ending March 31, 2014. This return represents underperformance of -2.16% relative to the Dow Jones U.S. Large-Cap Growth Total Stock Market IndexSM.

SECTOR WEIGHTINGS
As a percentage of Net Assets as of March 31, 2014
Consumer Discretionary	24.56%

Industrials	18.73%

Information Technology	16.81%

Energy	15.94%

Health Care	8.92%

Financials	6.39%

Consumer Staples	5.42%

Materials	2.02%

Exchange Traded Funds	0.18%

Other Assets in Excess of Liabilities	1.03%

Source: ALPS Fund Services, Inc. (Fund Holdings)
These allocations may not reflect the current or future positions of the portfolio.

PERFORMANCE

	1 Month	3 Month	6 Month	1 Year	Since Inception**
Fund – Class A	-0.07%	1.38%	10.35%	26.10%	15.78%***
Fund – Class C	-0.07%	1.18%	9.96%	25.28%	15.11%***
Fund – Class F-1	-0.07%	1.37%	10.37%	26.24%	15.98%***
Fund – Class I	-0.07%	1.43%	10.53%	26.44%	15.34%

The performance quoted represents past performance, does not guarantee future results and current performance may be lower or higher than the data quoted. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance data current to the most recent month end may be obtained at www.transparentvalue.com. The returns assume reinvestment of dividends and distributions, if any. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund seeks to track a quantitative strategy index and, as a result, the Fund may have a lower return. Returns for periods less than one year are not annualized.

* The Dow Jones U.S. Large-Cap Growth Total Stock Market IndexSM – a subset of the Dow Jones U.S. Large-Cap Total Stock Market IndexSM, which, in turn, comprises the largest 750 constituents of the Dow Jones U.S. Total Stock Market IndexSM. The Dow Jones U.S. Total Stock Market IndexSM measures all U.S. equity securities that have readily available prices.

It is not possible to invest directly in an Index.

** Fund Inception Date: February 10, 2011

*** Class A, Class C and Class F-1 Inception Date: April 18, 2011

Semi-Annual Report | March 31, 2014 (Unaudited)	7

Manager Commentary
Transparent Value Large-Cap Value Fund
March 31, 2014 (Unaudited)

The Transparent Value Large-Cap Value Fund (“Fund”) Class I returned 10.60% over the six months ending March 31, 2014. This return represents underperformance of -1.38% relative to the Dow Jones U.S. Large-Cap Value Total Stock Market IndexSM.

SECTOR WEIGHTINGS
As a percentage of Net Assets as of March 31, 2014
Financials	37.07%

Consumer Discretionary	15.59%

Utilities	11.91%

Industrials	8.29%

Information Technology	8.07%

Energy	5.92%

Consumer Staples	5.58%

Health Care	2.62%

Telecommunication Services	2.32%

Materials	1.55%

Other Assets in Excess of Liabilities	1.08%

Source: ALPS Fund Services, Inc. (Fund Holdings)
These allocations may not reflect the current or future positions of the portfolio.

PERFORMANCE

	1 Month	3 Month	6 Month	1 Year	Since Inception**
Fund – Class A	0.62%	2.64%	10.35%	20.97%	14.93%***
Fund – Class C	0.63%	2.47%	10.06%	20.28%	14.21%***
Fund – Class F-1	0.73%	2.78%	10.42%	21.11%	15.03%***
Fund – Class I	0.72%	2.75%	10.60%	21.51%	14.53%

The performance quoted represents past performance, does not guarantee future results and current performance may be lower or higher than the data quoted. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance data current to the most recent month end may be obtained at www.transparentvalue.com. The returns assume reinvestment of dividends and distributions, if any. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund seeks to track a quantitative strategy index and, as a result, the Fund may have a lower return. Returns for periods less than one year are not annualized.

* The Dow Jones U.S. Large-Cap Value Total Stock Market IndexSM – a subset of the Dow Jones U.S. Large-Cap Total Stock Market IndexSM, which, in turn, comprises the largest 750 constituents of the Dow Jones U.S. Total Stock Market IndexSM. The Dow Jones U.S. Total Stock Market IndexSM measures all U.S. equity securities that have readily available prices.

It is not possible to invest directly in an Index.

** Fund Inception Date: February 10, 2011

*** Class A, Class C and Class F-1 Inception Date: April 18, 2011

8	www.transparentvalue.com

Manager Commentary
Transparent Value Directional Allocation Fund
March 31, 2014 (Unaudited)

The Transparent Value Directional Allocation Fund (“Fund”) Class I returned 9.58% over the six months ending March 31, 2014. This return represents underperformance of -2.75% relative to the Dow Jones U.S. Large-Cap Total Stock Market IndexSM.

SECTOR WEIGHTINGS
As a percentage of Net Assets as of March 31, 2014
Consumer Discretionary	25.58%

Information Technology	19.55%

Industrials	16.56%

Energy	9.77%

Health Care	9.47%

Financials	8.17%

Consumer Staples	5.21%

Materials	2.93%

Utilities	0.81%

Exchange Traded Funds	1.48%

Other Assets in Excess of Liabilities	0.47%

Source: ALPS Fund Services, Inc. (Fund Holdings)
These allocations may not reflect the current or future positions of the portfolio.

PERFORMANCE

	1 Month	3 Month	6 Month	1 Year	Since Inception**
Fund – Class A	-0.77%	0.71%	9.30%	23.74%	24.43%
Fund – Class C	-0.85%	0.57%	8.98%	23.07%	23.65%
Fund – Class F-1	-0.84%	0.71%	9.38%	23.93%	24.54%
Fund – Class I	-0.77%	0.85%	9.58%	24.32%	24.87%

The performance quoted represents past performance, does not guarantee future results and current performance may be lower or higher than the data quoted. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance data current to the most recent month end may be obtained at www.transparentvalue.com. The returns assume reinvestment of dividends and distributions, if any. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund is brand new and has limited operating history. The Fund seeks to track a quantitative strategy index and, as a result, the Fund may have a lower return. Returns for periods less than one year are not annualized.

* The Dow Jones U.S Large-Cap Total Stock Market IndexSM is a subset of the Dow Jones U.S. Total Stock Market IndexSM, which measures all U.S. equity securities with readily available prices. It includes stocks among the largest 750.

It is not possible to invest directly in an Index.

** Fund Inception Date: June 18, 2012

Semi-Annual Report | March 31, 2014 (Unaudited)	9

Disclosure of Fund Expenses
March 31, 2014 (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees, distribution (12b-1) fees, shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2013 through March 31, 2014.

Actual Expenses. The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second line of the table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions. If transactional costs were included, your costs would have been higher.

	Net Expense Ratio(a)	Beginning Account Value October 1, 2013	Ending Account Value March 31, 2014	Expense Paid During Period October 1, 2013 to March 31, 2014(b)

Transparent Value Large-Cap Aggressive Fund
Class A
Actual	1.51%	$1,000.00	$1,106.40	$7.93
Hypothetical (5% return before expenses)	1.51%	$1,000.00	$1,017.40	$7.59
Class C
Actual	2.11%	$1,000.00	$1,103.00	$11.06
Hypothetical (5% return before expenses)	2.11%	$1,000.00	$1,014.41	$10.60
Class F-1
Actual	1.36%	$1,000.00	$1,108.20	$7.15
Hypothetical (5% return before expenses)	1.36%	$1,000.00	$1,018.15	$6.84
Class I
Actual	1.11%	$1,000.00	$1,109.00	$5.84
Hypothetical (5% return before expenses)	1.11%	$1,000.00	$1,019.40	$5.59

Transparent Value Large-Cap Defensive Fund
Class A
Actual	1.51%	$1,000.00	$1,097.20	$7.90
Hypothetical (5% return before expenses)	1.51%	$1,000.00	$1,017.40	$7.59
Class C
Actual	2.11%	$1,000.00	$1,093.80	$11.01
Hypothetical (5% return before expenses)	2.11%	$1,000.00	$1,014.41	$10.60
Class F-1
Actual	1.36%	$1,000.00	$1,097.70	$7.11
Hypothetical (5% return before expenses)	1.36%	$1,000.00	$1,018.15	$6.84
Class I
Actual	1.11%	$1,000.00	$1,099.00	$5.81
Hypothetical (5% return before expenses)	1.11%	$1,000.00	$1,019.40	$5.59

10	www.transparentvalue.com

Disclosure of Fund Expenses
March 31, 2014 (Unaudited)

	Net Expense Ratio(a)	Beginning Account Value October 1, 2013	Ending Account Value March 31, 2014	Expense Paid During Period October 1, 2013 to March 31, 2014(b)

Transparent Value Large-Cap Market Fund
Class A
Actual	1.51%	$1,000.00	$1,107.20	$7.93
Hypothetical (5% return before expenses)	1.51%	$1,000.00	$1,017.40	$7.59
Class C
Actual	2.11%	$1,000.00	$1,104.30	$11.07
Hypothetical (5% return before expenses)	2.11%	$1,000.00	$1,014.41	$10.60
Class F-1
Actual	1.36%	$1,000.00	$1,108.20	$7.15
Hypothetical (5% return before expenses)	1.36%	$1,000.00	$1,018.15	$6.84
Class I
Actual	1.11%	$1,000.00	$1,109.90	$5.84
Hypothetical (5% return before expenses)	1.11%	$1,000.00	$1,019.40	$5.59

Transparent Value Dividend Fund
Class A
Actual	1.51%	$1,000.00	$1,091.00	$7.87
Hypothetical (5% return before expenses)	1.51%	$1,000.00	$1,017.40	$7.59
Class C
Actual	2.11%	$1,000.00	$1,086.80	$10.98
Hypothetical (5% return before expenses)	2.11%	$1,000.00	$1,014.41	$10.60
Class F-1
Actual	1.36%	$1,000.00	$1,091.70	$7.09
Hypothetical (5% return before expenses)	1.36%	$1,000.00	$1,018.15	$6.84
Class I
Actual	1.11%	$1,000.00	$1,093.10	$5.79
Hypothetical (5% return before expenses)	1.11%	$1,000.00	$1,019.40	$5.59

Transparent Value Large-Cap Core Fund
Class A
Actual	1.51%	$1,000.00	$1,096.90	$7.89
Hypothetical (5% return before expenses)	1.51%	$1,000.00	$1,017.40	$7.59
Class C
Actual	2.11%	$1,000.00	$1,093.00	$11.01
Hypothetical (5% return before expenses)	2.11%	$1,000.00	$1,014.41	$10.60
Class F-1
Actual	1.36%	$1,000.00	$1,098.30	$7.11
Hypothetical (5% return before expenses)	1.36%	$1,000.00	$1,018.15	$6.84
Class I
Actual	1.11%	$1,000.00	$1,099.00	$5.81
Hypothetical (5% return before expenses)	1.11%	$1,000.00	$1,019.40	$5.59

Semi-Annual Report | March 31, 2014 (Unaudited)	11

Disclosure of Fund Expenses
March 31, 2014 (Unaudited)

	Net Expense Ratio(a)	Beginning Account Value October 1, 2013	Ending Account Value March 31, 2014	Expense Paid During Period October 1, 2013 to March 31, 2014(b)

Transparent Value Large-Cap Growth Fund
Class A
Actual	1.51%	$1,000.00	$1,103.50	$7.92
Hypothetical (5% return before expenses)	1.51%	$1,000.00	$1,017.40	$7.59
Class C
Actual	2.11%	$1,000.00	$1,099.60	$11.05
Hypothetical (5% return before expenses)	2.11%	$1,000.00	$1,014.41	$10.60
Class F-1
Actual	1.36%	$1,000.00	$1,103.70	$7.13
Hypothetical (5% return before expenses)	1.36%	$1,000.00	$1,018.15	$6.84
Class I
Actual	1.11%	$1,000.00	$1,105.30	$5.83
Hypothetical (5% return before expenses)	1.11%	$1,000.00	$1,019.40	$5.59

Transparent Value Large-Cap Value Fund
Class A
Actual	1.51%	$1,000.00	$1,103.50	$7.92
Hypothetical (5% return before expenses)	1.51%	$1,000.00	$1,017.40	$7.59
Class C
Actual	2.11%	$1,000.00	$1,100.60	$11.05
Hypothetical (5% return before expenses)	2.11%	$1,000.00	$1,014.41	$10.60
Class F-1
Actual	1.36%	$1,000.00	$1,104.20	$7.13
Hypothetical (5% return before expenses)	1.36%	$1,000.00	$1,018.15	$6.84
Class I
Actual	1.11%	$1,000.00	$1,106.00	$5.83
Hypothetical (5% return before expenses)	1.11%	$1,000.00	$1,019.40	$5.59

Transparent Value Directional Allocation Fund
Class A
Actual	1.50%	$1,000.00	$1,093.00	$7.83
Hypothetical (5% return before expenses)	1.50%	$1,000.00	$1,017.45	$7.54
Class C
Actual	2.10%	$1,000.00	$1,089.80	$10.94
Hypothetical (5% return before expenses)	2.10%	$1,000.00	$1,014.46	$10.55
Class F-1
Actual	1.35%	$1,000.00	$1,093.80	$7.05
Hypothetical (5% return before expenses)	1.35%	$1,000.00	$1,018.20	$6.79
Class I
Actual	1.10%	$1,000.00	$1,095.80	$5.75
Hypothetical (5% return before expenses)	1.10%	$1,000.00	$1,019.45	$5.54

(a)	Annualized, based on the Fund’s most recent fiscal half year expenses.
(b)

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182), divided by 365.

12	www.transparentvalue.com

Schedule of Investments
Transparent Value Large-Cap Aggressive Fund
March 31, 2014 (Unaudited)

	Shares	Value

COMMON STOCKS 99.53%
Consumer Discretionary 23.24%
Amazon.com, Inc.(a)	1,781	$599,342
Comcast Corp. - Class A	10,125	506,452
DIRECTV(a)	7,795	595,694
DR Horton, Inc.	25,452	551,036
Expedia, Inc.	10,155	736,238
Foot Locker, Inc.	17,405	817,687
Lennar Corp. - Class A	16,583	657,018
Liberty Interactive Corp. - Class A(a)	17,754	512,558
Marriott International, Inc. - Class A	11,024	617,564
MGM Resorts International(a)	21,237	549,189
Michael Kors Holdings, Ltd.(a)	10,061	938,389
NIKE, Inc. - Class B	6,453	476,619
Omnicom Group, Inc.	5,206	377,956
O’Reilly Automotive, Inc.(a)	2,642	392,046
Polaris Industries, Inc.	5,135	717,411
priceline.com, Inc.(a)	359	427,889
PulteGroup, Inc.	22,204	426,095
Starwood Hotels & Resorts Worldwide, Inc.	5,547	441,541
Toll Brothers, Inc.(a)	20,746	744,781
Tractor Supply Co.	8,054	568,854
TRW Automotive Holdings Corp.(a)	10,496	856,684
Under Armour, Inc. - Class A(a)	6,308	723,149
Wynn Resorts, Ltd.	1,543	342,777

		13,576,969

Consumer Staples 2.92%
CVS Caremark Corp.	8,290	620,589
Keurig Green Mountain, Inc.	5,328	562,584
Monster Beverage Corp.(a)	7,546	524,070

		1,707,243

Energy 9.52%
Baker Hughes, Inc.	6,840	444,737
Cimarex Energy Co.	3,840	457,382
Concho Resources, Inc.(a)	3,704	453,740
EOG Resources, Inc.	5,252	1,030,285
Halliburton Co.	6,781	399,333
Helmerich & Payne, Inc.	6,726	723,449
Superior Energy Services, Inc.	12,665	389,575
Valero Energy Corp.	14,809	786,358
Whiting Petroleum Corp.(a)	12,690	880,559

		5,565,418

Financials 7.58%
The Charles Schwab Corp.	16,779	458,570
Discover Financial Services	8,891	517,367
First Republic Bank	8,310	448,657
LPL Financial Holdings, Inc.	10,461	549,621
McGraw Hill Financial, Inc.	7,559	576,752
Moody’s Corp.	7,137	566,107
MSCI, Inc.(a)	12,228	526,048
Reinsurance Group of America, Inc.	9,866	785,630

		4,428,752

	Shares	Value

Health Care 12.95%
AbbVie, Inc.	12,027	$618,188
Actavis PLC(a)	3,408	701,537
Alexion Pharmaceuticals, Inc.(a)	5,645	858,774
AmerisourceBergen Corp.	6,308	413,742
Biogen Idec, Inc.(a)	1,141	348,998
Cerner Corp.(a)	8,492	477,675
Endo International PLC(a)	9,639	661,717
Gilead Sciences, Inc.(a)	9,787	693,507
Illumina, Inc.(a)	2,914	433,195
Incyte Corp., Ltd.(a)	8,628	461,770
Intuitive Surgical, Inc.(a)	1,413	618,880
Pharmacyclics, Inc.(a)	5,062	507,314
Regeneron Pharmaceuticals, Inc.(a)	2,562	769,317

		7,564,614

Industrials 21.11%
The Boeing Co.	6,924	868,893
Carlisle Cos., Inc.	4,573	362,822
Chicago Bridge & Iron Co. NV	4,845	422,242
Delta Air Lines, Inc.	22,285	772,175
Equifax, Inc.	5,863	398,860
FedEx Corp.	4,366	578,757
Fluor Corp.	8,334	647,802
General Dynamics Corp.	4,537	494,170
Honeywell International, Inc.	5,880	545,429
Masco Corp.	18,471	410,241
Northrop Grumman Corp.	4,241	523,255
Oshkosh Corp.	10,507	618,547
PACCAR, Inc.	6,415	432,628
Pentair, Ltd.	5,602	444,463
Precision Castparts Corp.	1,631	412,251
Quanta Services, Inc.(a)	18,818	694,384
Raytheon Co.	5,164	510,151
Snap-on, Inc.	5,977	678,270
Southwest Airlines Co.	34,478	814,025
United Continental Holdings, Inc.(a)	14,241	635,576
United Rentals, Inc.(a)	6,043	573,722
Wabtec Corp.	6,433	498,557

		12,337,220

Information Technology 19.22%
3D Systems Corp.(a)	8,547	505,555
Akamai Technologies, Inc.(a)	12,335	718,020
Alliance Data Systems Corp.(a)	3,007	819,257
Amphenol Corp. - Class A	6,767	620,196
Autodesk, Inc.(a)	10,300	506,554
Avago Technologies, Ltd.	5,895	379,697
Cognizant Technology Solutions Corp. - Class A(a)	16,753	847,869
Concur Technologies, Inc.(a)	4,518	447,598
Facebook, Inc. - Class A(a)	9,124	549,630
FleetCor Technologies, Inc.(a)	5,461	628,561
Gartner, Inc.(a)	7,065	490,594
Google, Inc. - Class A(a)	417	464,751
IAC/InterActiveCorp	7,902	564,124
Jack Henry & Associates, Inc.	9,065	505,464

Semi-Annual Report | March 31, 2014 (Unaudited)	13

Schedule of Investments
Transparent Value Large-Cap Aggressive Fund
March 31, 2014 (Unaudited)

	Shares	Value

Information Technology (continued)
Mastercard, Inc. - Class A	4,685	$349,969
Salesforce.com, Inc.(a)	15,985	912,584
SanDisk Corp.	6,655	540,319
Trimble Navigation, Ltd.(a)	14,254	554,053
Vantiv, Inc. - Class A(a)	27,286	824,583

		11,229,378

Materials 2.09%
Martin Marietta Materials, Inc.	5,514	707,722
Packaging Corp. of America	7,305	514,053

		1,221,775

Utilities 0.90%
MDU Resources Group, Inc.	15,393	528,134

TOTAL COMMON STOCKS
(Cost $53,303,063)		58,159,503

EXCHANGE TRADED FUNDS 0.28%
SPDR® S&P 500® ETF Trust	882	164,969

TOTAL EXCHANGE TRADED FUNDS
(Cost $164,409)		164,969

Total Investments - 99.81%
(Cost $53,467,472)		58,324,472

Other Assets in Excess of Liabilities - 0.19%		108,582

NET ASSETS - 100.00%		$58,433,054

(a)	Non-Income Producing Security

Abbreviations:

ETF - Exchange Traded Fund

Ltd. - Limited

NV - Naamloze Vennootschap is the Dutch term for a

        Public Limited Liability Corporation

PLC - Public Limited Company

S&P - Standard & Poor’s

SPDR - Standard & Poor’s Depositary Receipt

See Notes to Financial Statements.

14

Schedule of Investments
Transparent Value Large-Cap Defensive Fund
March 31, 2014 (Unaudited)

	Shares	Value

COMMON STOCKS 99.50%
Consumer Discretionary 19.09%
AMC Networks, Inc. - Class A(a)	13,242	$967,858
Autoliv, Inc.	7,132	715,696
Chipotle Mexican Grill, Inc.(a)	1,580	897,519
Dillard’s, Inc. - Class A	7,271	671,840
Dollar General Corp.(a)	10,708	594,080
The Home Depot, Inc.	8,032	635,572
Lamar Advertising Co. - Class A(a)	9,239	471,097
Lear Corp.	9,869	826,233
Liberty Global PLC - Series C(a)	12,840	522,716
Lowe’s Cos., Inc.	10,856	530,858
Macy’s, Inc.	9,863	584,777
Netflix, Inc.(a)	1,150	404,835
Nordstrom, Inc.	10,318	644,359
Panera Bread Co. - Class A(a)	3,677	648,880
Ross Stores, Inc.	10,576	756,713
Sally Beauty Holdings, Inc.(a)	26,693	731,388
Scripps Networks Interactive, Inc. - Class A	15,484	1,175,391
Signet Jewelers, Ltd.	6,114	647,228
Time Warner, Inc.	7,309	477,497
TJX Cos., Inc.	14,358	870,813

		13,775,350

Consumer Staples 6.11%
Altria Group, Inc.	13,872	519,229
Beam, Inc.	5,997	499,550
Herbalife, Ltd.	21,806	1,248,830
The Hershey Co.	7,815	815,886
The Kroger Co.	17,806	777,232
Sysco Corp.	15,155	547,550

		4,408,277

Energy 7.48%
Cameron International Corp.(a)	14,042	867,374
Devon Energy Corp.	10,408	696,607
EQT Corp.	5,447	528,196
Nabors Industries, Ltd.	23,874	588,494
Occidental Petroleum Corp.	5,206	496,080
Range Resources Corp.	9,585	795,268
Southwestern Energy Co.(a)	14,875	684,399
Tesoro Corp.	14,570	737,096

		5,393,514

Financials 15.78%
American Campus Communities, Inc., REIT	16,484	615,677
BB&T Corp.	17,522	703,859
Camden Property Trust, REIT	10,575	712,120
Equity Residential, REIT	8,661	502,251
Essex Property Trust, Inc., REIT	3,043	517,462
Extra Space Storage, Inc., REIT	11,809	572,855
Federal Realty Investment Trust, REIT	5,511	632,222
Fidelity National Financial, Inc. - Class A	28,711	902,674
National Retail Properties, Inc., REIT	16,492	566,005
PartnerRe, Ltd.	6,219	643,667

	Shares	Value

Financials (continued)
Public Storage, REIT	2,909	$490,137
Realogy Holdings Corp.(a)	10,169	441,843
RenaissanceRe Holdings, Ltd.	11,043	1,077,797
Simon Property Group, Inc., REIT	4,382	718,648
SL Green Realty Corp., REIT	7,544	759,077
Taubman Centers, Inc., REIT	11,950	845,941
Wells Fargo & Co.	13,765	684,671

		11,386,906

Health Care 5.03%
Covance, Inc.(a)	5,032	522,825
DaVita HealthCare Partners, Inc.(a)	7,382	508,251
Eli Lilly & Co.	16,638	979,313
McKesson Corp.	2,679	473,031
Sirona Dental Systems, Inc.(a)	15,292	1,141,853

		3,625,273

Industrials 7.42%
B/E Aerospace, Inc.(a)	11,915	1,034,103
Cintas Corp.	14,126	842,051
IHS, Inc. - Class A(a)	5,321	646,502
L-3 Communications Holdings, Inc.	6,023	711,617
Republic Services, Inc.	14,464	494,090
TransDigm Group, Inc.	6,116	1,132,683
Union Pacific Corp.	2,608	489,417

		5,350,463

Information Technology 21.66%
Activision Blizzard, Inc.	44,216	903,775
Apple, Inc.	1,700	912,458
Broadcom Corp. - Class A	16,621	523,229
Cadence Design Systems, Inc.(a)	61,872	961,491
eBay, Inc.(a)	14,160	782,198
Equinix, Inc.(a)	5,528	1,021,795
Global Payments, Inc.	12,428	883,755
Juniper Networks, Inc.(a)	23,400	602,784
LSI Corp.	62,825	695,473
Marvell Technology Group, Ltd.	30,818	485,383
Micron Technology, Inc.(a)	24,866	588,329
Microsoft Corp.	23,289	954,616
Motorola Solutions, Inc.	9,440	606,898
Paychex, Inc.	22,001	937,243
QUALCOMM, Inc.	15,803	1,246,225
Seagate Technology PLC	9,517	534,475
Solera Holdings, Inc.	7,699	487,655
VeriSign, Inc.(a)	23,686	1,276,912
Visa, Inc. - Class A	2,929	632,254
Western Digital Corp.	6,452	592,423

		15,629,371

Materials 1.82%
Monsanto Co.	6,782	771,588
Royal Gold, Inc.	8,688	544,043

		1,315,631

Semi-Annual Report | March 31, 2014 (Unaudited)	15

Schedule of Investments
Transparent Value Large-Cap Defensive Fund
March 31, 2014 (Unaudited)

	Shares	Value

Telecommunication Services 2.68%
SBA Communications Corp. - Class A(a)	13,863	$1,260,978
tw telecom, Inc.(a)	21,531	673,059

		1,934,037

Utilities 12.43%
AGL Resources, Inc.	15,092	738,904
Alliant Energy Corp.	11,858	673,653
DTE Energy Co.	10,953	813,698
Edison International	13,386	757,781
ITC Holdings Corp.	15,056	562,342
National Fuel Gas Co.	8,474	593,519
NiSource, Inc.	14,476	514,332
Northeast Utilities	18,237	829,784
Sempra Energy	6,943	671,805
UGI Corp.	15,388	701,847
Westar Energy, Inc.	23,116	812,759
Wisconsin Energy Corp.	14,813	689,545
Xcel Energy, Inc.	19,901	604,194

		8,964,163

TOTAL COMMON STOCKS
(Cost $70,049,941)		71,782,985

EXCHANGE TRADED FUNDS 0.42%
SPDR® S&P 500® ETF Trust	1,599	299,077

TOTAL EXCHANGE TRADED FUNDS
(Cost $297,288)		299,077

Total Investments - 99.92%
(Cost $70,347,229)		72,082,062

Other Assets in Excess of Liabilities - 0.08%		58,935

NET ASSETS - 100.00%		$72,140,997

(a)	Non-Income Producing Security

Abbreviations:

ETF - Exchange Traded Fund

Ltd. - Limited

PLC - Public Limited Company

REIT - Real Estate Investment Trust

S&P - Standard & Poor’s

SPDR - Standard & Poor’s Depositary Receipt

See Notes to Financial Statements.

16

Schedule of Investments
Transparent Value Large-Cap Market Fund
March 31, 2014 (Unaudited)

	Shares	Value

COMMON STOCKS 99.70%
Consumer Discretionary 22.42%
Abercrombie & Fitch Co. - Class A	27,127	$1,044,389
AMC Networks, Inc. - Class A(a)	22,880	1,672,299
Autoliv, Inc.	12,411	1,245,444
Comcast Corp. - Class A	23,209	1,160,914
Dillard’s, Inc. - Class A	12,563	1,160,821
DIRECTV(a)	17,817	1,361,575
Foot Locker, Inc.	39,953	1,876,992
H&R Block, Inc.	32,236	973,205
Lamar Advertising Co. - Class A(a)	16,035	817,625
Lear Corp.	17,143	1,435,212
Lennar Corp. - Class A	37,996	1,505,402
Liberty Interactive Corp. - Class A(a)	41,185	1,189,011
Macy’s, Inc.	16,945	1,004,669
Marriott International, Inc. - Class A	25,573	1,432,599
Michael Kors Holdings, Ltd.(a)	23,340	2,176,922
NIKE, Inc. - Class B	14,145	1,044,750
Omnicom Group, Inc.	11,956	868,006
O’Reilly Automotive, Inc.(a)	6,129	909,482
TJX Cos., Inc.	24,762	1,501,815
Toll Brothers, Inc.(a)	48,126	1,727,723
Tractor Supply Co.	18,657	1,317,744

		27,426,599

Consumer Staples 6.08%
Archer-Daniels-Midland Co.	19,935	864,980
CVS Caremark Corp.	19,232	1,439,708
The Hershey Co.	13,503	1,409,713
Hormel Foods Corp.	24,330	1,198,739
The Kroger Co.	30,506	1,331,587
Monster Beverage Corp.(a)	17,296	1,201,207

		7,445,934

Energy 8.57%
Baker Hughes, Inc.	15,815	1,028,291
EOG Resources, Inc.	12,091	2,371,891
Helmerich & Payne, Inc.	15,556	1,673,203
Marathon Petroleum Corp.	15,466	1,346,161
Nabors Industries, Ltd.	41,115	1,013,485
Oasis Petroleum, Inc.(a)	52,975	2,210,647
Spectra Energy Corp.	22,947	847,662

		10,491,340

Financials 11.96%
Bank of America Corp.	55,267	950,592
Discover Financial Services	20,241	1,177,824
Extra Space Storage, Inc., REIT	20,405	989,847
Fidelity National Financial, Inc. - Class A	49,309	1,550,275
First Republic Bank	19,010	1,026,350
Kilroy Realty Corp., REIT	13,808	808,873
Morgan Stanley	39,168	1,220,867
MSCI, Inc.(a)	28,367	1,220,348
National Retail Properties, Inc., REIT	28,328	972,217
Realogy Holdings Corp.(a)	17,529	761,635
Reinsurance Group of America, Inc.	22,796	1,815,245

	Shares	Value

Financials (continued)
SL Green Realty Corp., REIT	13,018	$1,309,871
US Bancorp	19,350	829,341

		14,633,285

Health Care 6.78%
AbbVie, Inc.	27,900	1,434,060
AmerisourceBergen Corp.	14,515	952,039
Covance, Inc.(a)	8,746	908,709
DaVita HealthCare Partners, Inc.(a)	12,754	878,113
Endo International PLC(a)	22,361	1,535,083
Humana, Inc.	6,788	765,143
Illumina, Inc.(a)	6,742	1,002,266
McKesson Corp.	4,652	821,404

		8,296,817

Industrials 15.61%
B/E Aerospace, Inc.(a)	20,574	1,785,617
The Boeing Co.	15,748	1,976,217
Cintas Corp.	24,385	1,453,590
Copart, Inc.(a)	46,424	1,689,369
Equifax, Inc.	13,528	920,310
General Dynamics Corp.	10,436	1,136,689
Honeywell International, Inc.	13,547	1,256,620
Illinois Tool Works, Inc.	9,859	801,832
Ingersoll - Rand PLC	13,918	796,666
L-3 Communications Holdings, Inc.	10,354	1,223,325
Lockheed Martin Corp.	4,895	799,060
MSC Industrial Direct Co. - Class A	12,453	1,077,434
Northrop Grumman Corp.	9,793	1,208,260
Precision Castparts Corp.	3,773	953,663
Raytheon Co.	11,882	1,173,823
Union Pacific Corp.	4,513	846,910

		19,099,385

Information Technology 22.20%
Accenture PLC - Class A	12,419	990,043
Activision Blizzard, Inc.	75,674	1,546,777
Amphenol Corp. - Class A	15,657	1,434,964
Avago Technologies, Ltd.	13,466	867,345
Broadcom Corp. - Class A	28,518	897,747
CA, Inc.	32,561	1,008,414
eBay, Inc.(a)	24,381	1,346,806
FleetCor Technologies, Inc.(a)	12,605	1,450,836
Gartner, Inc.(a)	16,389	1,138,052
Global Payments, Inc.	21,499	1,528,794
Google, Inc. - Class A(a)	969	1,079,960
IAC/InterActiveCorp	18,033	1,287,376
Jack Henry & Associates, Inc.	20,969	1,169,231
LSI Corp.	108,248	1,198,305
Marvell Technology Group, Ltd.	53,248	838,656
Mastercard, Inc. - Class A	10,729	801,456
Microchip Technology, Inc.	16,082	768,076
Micron Technology, Inc.(a)	42,389	1,002,924
Microsoft Corp.	39,975	1,638,575
Solera Holdings, Inc.	13,397	848,566
VeriSign, Inc.(a)	40,926	2,206,321

Semi-Annual Report | March 31, 2014 (Unaudited)	17

Schedule of Investments
Transparent Value Large-Cap Market Fund
March 31, 2014 (Unaudited)

	Shares	Value

Information Technology (continued)
Visa, Inc. - Class A	5,046	$1,089,230
Western Digital Corp.	11,149	1,023,701

		27,162,155

Materials 3.27%
Avery Dennison Corp.	21,375	1,083,071
FMC Corp.	22,826	1,747,559
Packaging Corp. of America	16,557	1,165,116

		3,995,746

Utilities 2.81%
MDU Resources Group, Inc.	35,708	1,225,142
National Fuel Gas Co.	14,426	1,010,397
UGI Corp.	26,300	1,199,543

		3,435,082

TOTAL COMMON STOCKS
(Cost $118,348,165)		121,986,343

Total Investments - 99.70%
(Cost $118,348,165)		121,986,343

Other Assets in Excess of Liabilities - 0.30%		366,740

NET ASSETS - 100.00%		$122,353,083

(a)	Non-Income Producing Security

Abbreviations:

Ltd. - Limited

PLC - Public Limited Company

REIT - Real Estate Investment Trust

See Notes to Financial Statements.

18

Schedule of Investments
Transparent Value Dividend Fund
March 31, 2014 (Unaudited)

	Shares	Value

COMMON STOCKS 99.48%
Consumer Discretionary 18.99%
Carter’s, Inc.	2,216	$172,072
Coach, Inc.	9,485	471,025
Darden Restaurants, Inc.	14,756	749,015
Dick’s Sporting Goods, Inc.	2,745	149,904
Family Dollar Stores, Inc.	5,154	298,984
Ford Motor Co.	35,756	557,794
GNC Holdings, Inc. - Class A	4,758	209,447
International Game Technology	32,283	453,899
Lear Corp.	1,998	167,273
Marriott International, Inc. - Class A	3,881	217,414
Polaris Industries, Inc.	1,706	238,345
Regal Entertainment Group - Class A	40,405	754,765
Ross Stores, Inc.	2,538	181,594
Scripps Networks Interactive, Inc. - Class A	2,058	156,223
Service Corp. International	14,779	293,806
Six Flags Entertainment Corp.	18,252	732,818
Sotheby’s	3,089	134,526
Staples, Inc.	51,412	583,012
TJX Cos., Inc.	2,560	155,264
Tupperware Brands Corp.	7,000	586,320
Williams - Sonoma, Inc.	6,002	399,973

		7,663,473

Consumer Staples 5.16%
Bunge, Ltd.	3,237	257,374
CVS Caremark Corp.	3,449	258,192
Herbalife, Ltd.	5,169	296,029
The Hershey Co.	2,870	299,628
The J.M. Smucker Co.	3,973	386,334
The Kroger Co.	5,993	261,594
Nu Skin Enterprises, Inc. - Class A	3,927	325,352

		2,084,503

Energy 13.35%
Chesapeake Energy Corp.	9,078	232,578
Ensco PLC - Class A	15,731	830,282
Helmerich & Payne, Inc.	4,296	462,078
Hess Corp.	2,573	213,250
HollyFrontier Corp.	8,951	425,889
Kinder Morgan, Inc.	27,737	901,175
Marathon Oil Corp.	11,230	398,890
Marathon Petroleum Corp.	3,533	307,512
Oceaneering International, Inc.	2,842	204,226
Schlumberger, Ltd.	3,178	309,855
Tesoro Corp.	6,003	303,692
Valero Energy Corp.	6,253	332,034
Western Refining, Inc.	12,089	466,636

		5,388,097

Financials 21.86%
Arthur J Gallagher & Co.	11,068	526,615
Brown & Brown, Inc.	7,154	220,057
Capital One Financial Corp.	3,654	281,943
Cincinnati Financial Corp.	13,246	644,550

	Shares	Value

Financials (continued)
East West Bancorp, Inc.	9,360	$341,640
Fidelity National Financial, Inc. - Class A	11,508	361,811
First Niagara Financial Group, Inc.	65,080	615,006
The Goldman Sachs Group, Inc.	1,314	215,299
Home Properties, Inc., REIT	13,403	805,788
Hospitality Properties Trust, REIT	42,367	1,216,780
LPL Financial Holdings, Inc.	5,642	296,431
McGraw Hill Financial, Inc.	3,100	236,530
Moody’s Corp.	2,821	223,762
Old Republic International Corp.	49,529	812,276
Reinsurance Group of America, Inc.	3,360	267,557
SL Green Realty Corp., REIT	3,387	340,800
Taubman Centers, Inc., REIT	6,747	477,620
The Travelers Cos., Inc.	4,787	407,374
WR Berkley Corp.	4,013	167,021
XL Group PLC	11,575	361,719

		8,820,579

Health Care 4.79%
AbbVie, Inc.	10,692	549,569
Amgen, Inc.	2,625	323,767
Baxter International, Inc.	6,962	512,264
Eli Lilly & Co.	9,272	545,750

		1,931,350

Industrials 8.07%
The Babcock & Wilcox Co.	6,209	206,139
CH Robinson Worldwide, Inc.	8,564	448,668
Deere & Co.	4,376	397,341
Emerson Electric Co.	6,829	456,177
Fluor Corp.	2,355	183,054
Honeywell International, Inc.	3,394	314,827
ITT Corp.	4,064	173,777
JB Hunt Transport Services, Inc.	2,565	184,475
Joy Global, Inc.	3,748	217,384
Snap-on, Inc.	2,332	264,635
Stanley Black & Decker, Inc.	5,047	410,018

		3,256,495

Information Technology 11.46%
Amphenol Corp. - Class A	1,671	153,147
Apple, Inc.	716	384,306
Broadridge Financial Solutions, Inc.	9,801	364,009
Cisco Systems, Inc.	26,777	600,073
EMC Corp.	9,368	256,777
FactSet Research Systems, Inc.	2,140	230,713
IAC/InterActiveCorp	2,713	193,681
Jabil Circuit, Inc.	16,080	289,440
Microsoft Corp.	12,827	525,779
Paychex, Inc.	13,334	568,028
QUALCOMM, Inc.	4,125	325,298
Symantec Corp.	25,898	517,183
Total System Services, Inc.	7,142	217,188

		4,625,622

Semi-Annual Report | March 31, 2014 (Unaudited)	19

Schedule of Investments
Transparent Value Dividend Fund
March 31, 2014 (Unaudited)

	Shares	Value
Materials 2.59%
Cliffs Natural Resources, Inc.	27,277	$558,087
Martin Marietta Materials, Inc.	1,765	226,538
Monsanto Co.	2,284	259,851

		1,044,476

Telecommunication Services 1.90%
Verizon Communications, Inc.	16,140	767,780

Utilities 11.31%
DTE Energy Co.	8,549	635,105
Edison International	8,588	486,167
Northeast Utilities	13,361	607,925
Pinnacle West Capital Corp.	12,527	684,726
PPL Corp.	23,840	790,058
Vectren Corp.	16,864	664,273
Westar Energy, Inc.	19,789	695,781

		4,564,035

TOTAL COMMON STOCKS (Cost $37,975,245)		40,146,410

EXCHANGE TRADED FUNDS 0.12%
iShares® Dow Jones Select Dividend Index Fund	660	48,385

TOTAL EXCHANGE TRADED FUNDS (Cost $47,688)		48,385

Total Investments - 99.60% (Cost $38,022,933)		40,194,795

Other Assets in Excess of Liabilities - 0.40%		161,156

NET ASSETS - 100.00%		$40,355,951

Abbreviations:

Ltd. - Limited

PLC - Public Limited Company

REIT - Real Estate Investment Trust

See Notes to Financial Statements.

20

Schedule of Investments
Transparent Value Large-Cap Core Fund
March 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS 98.99%
Consumer Discretionary 21.48%
AutoNation, Inc.(a)	3,361	$178,906
Bed Bath & Beyond, Inc.(a)	2,809	193,259
Chipotle Mexican Grill, Inc.(a)	261	148,261
Darden Restaurants, Inc.	4,070	206,593
Dick’s Sporting Goods, Inc.	2,858	156,075
Family Dollar Stores, Inc.	2,471	143,343
Foot Locker, Inc.	4,803	225,645
Ford Motor Co.	10,950	170,820
International Game Technology	13,267	186,534
Lear Corp.	2,037	170,538
Liberty Interactive Corp. - Class A(a)	4,923	142,127
Lululemon Athletica, Inc.(a)	4,329	227,662
MGM Resorts International(a)	5,830	150,764
Michael Kors Holdings, Ltd.(a)	2,234	208,365
PetSmart, Inc.	2,929	201,779
Polaris Industries, Inc.	1,135	158,571
Scripps Networks Interactive, Inc. - Class A	2,562	194,482
Staples, Inc.	15,263	173,082
TJX Cos., Inc.	2,383	144,529
TRW Automotive Holdings Corp.(a)	2,873	234,494
Ulta Salon Cosmetics & Fragrance, Inc.(a)	2,051	199,932

		3,815,761

Consumer Staples 3.85%
Bunge, Ltd.	2,203	175,161
Herbalife, Ltd.	3,617	207,146
Ingredion, Inc.	2,206	150,184
The J.M. Smucker Co.	1,552	150,916

		683,407

Energy 13.45%
Apache Corp.	1,839	152,545
Ensco PLC - Class A	4,058	214,181
EOG Resources, Inc.	1,162	227,950
FMC Technologies, Inc.(a)	3,791	198,232
Helmerich & Payne, Inc.	1,489	160,157
Hess Corp.	2,297	190,375
HollyFrontier Corp.	3,233	153,826
Marathon Oil Corp.	5,013	178,062
Marathon Petroleum Corp.	1,499	130,473
Oasis Petroleum, Inc.(a)	5,088	212,322
Oceaneering International, Inc.	2,520	181,087
Schlumberger, Ltd.	1,786	174,135
Valero Energy Corp.	4,062	215,692

		2,389,037

Financials 16.99%
Aflac, Inc.	2,245	141,525
American International Group, Inc.	2,883	144,179
Arch Capital Group, Ltd.(a)	3,060	176,072
Arthur J Gallagher & Co.	4,592	218,487
Brown & Brown, Inc.	6,381	196,280
Camden Property Trust, REIT	2,182	146,936

	Shares	Value
Financials (continued)
Capital One Financial Corp.	2,261	$174,459
Cincinnati Financial Corp.	4,382	213,228
Citigroup, Inc.	3,060	145,656
Fidelity National Financial, Inc. - Class A	5,926	186,314
The Goldman Sachs Group, Inc.	964	157,951
Morgan Stanley	4,677	145,782
The Progressive Corp.	7,051	170,775
Reinsurance Group of America, Inc.	2,727	217,151
The Travelers Cos., Inc.	1,876	159,648
WR Berkley Corp.	5,928	246,723
XL Group PLC	5,669	177,156

		3,018,322

Health Care 6.95%
Amgen, Inc.	1,711	211,035
Baxter International, Inc.	2,154	158,491
Celgene Corp.(a)	1,014	141,554
Cigna Corp.	2,423	202,878
Eli Lilly & Co.	3,436	202,243
Gilead Sciences, Inc.(a)	2,104	149,090
Regeneron Pharmaceuticals, Inc.(a)	564	169,358

		1,234,649

Industrials 14.58%
AGCO Corp.	3,634	200,451
B/E Aerospace, Inc.(a)	1,976	171,497
The Boeing Co.	1,520	190,745
Cintas Corp.	2,915	173,763
Deere & Co.	2,239	203,301
Delta Air Lines, Inc.	4,911	170,166
Emerson Electric Co.	2,627	175,484
Fluor Corp.	1,857	144,345
Genesee & Wyoming, Inc. - Class A(a)	1,945	189,287
Northrop Grumman Corp.	1,171	144,478
Oshkosh Corp.	2,904	170,959
Quanta Services, Inc.(a)	4,193	154,722
Snap-on, Inc.	1,657	188,036
United Continental Holdings, Inc.(a)	3,119	139,201
Valmont Industries, Inc.	1,169	173,994

		2,590,429

Information Technology 13.06%
Activision Blizzard, Inc.	7,338	149,989
Alliance Data Systems Corp.(a)	663	180,634
Apple, Inc.	282	151,360
Cadence Design Systems, Inc.(a)	12,770	198,446
EMC Corp.	6,285	172,272
FactSet Research Systems, Inc.	1,458	157,187
FleetCor Technologies, Inc.(a)	1,207	138,926
Global Payments, Inc.	2,061	146,558
Jabil Circuit, Inc.	9,885	177,930
Microsoft Corp.	3,865	158,426
QUALCOMM, Inc.	2,621	206,692
Symantec Corp.	7,365	147,079
Total System Services, Inc.	4,991	151,776

Semi-Annual Report | March 31, 2014 (Unaudited)	21

Schedule of Investments
Transparent Value Large-Cap Core Fund
March 31, 2014 (Unaudited)

	Shares	Value
Information Technology (continued)
Vantiv, Inc. - Class A(a)	6,004	$181,441

		2,318,716

Materials 0.96%
FMC Corp.	2,217	169,734

Telecommunication Services 1.18%
Verizon Communications, Inc.	4,406	209,593

Utilities 6.49%
AGL Resources, Inc.	3,117	152,608
DTE Energy Co.	2,262	168,044
Edison International	2,764	156,470
Integrys Energy Group, Inc.	2,633	157,058
Northeast Utilities	3,766	171,353
Pinnacle West Capital Corp.	3,266	178,520
Westar Energy, Inc.	4,774	167,854

		1,151,907

TOTAL COMMON STOCKS (Cost $16,395,918)		17,581,555

EXCHANGE TRADED FUNDS 0.34%
SPDR® S&P 500® ETF Trust	327	61,162

TOTAL EXCHANGE TRADED FUNDS (Cost $60,878)		61,162

Total Investments - 99.33% (Cost $16,456,796)		17,642,717
Other Assets in Excess of Liabilities - 0.67%		118,703

NET ASSETS - 100.00%		$17,761,420

(a)	Non-Income Producing Security

Abbreviations:

ETF - Exchange Traded Fund

Ltd. - Limited

PLC - Public Limited Company

REIT - Real Estate Investment Trust

S&P - Standard & Poor’s

SPDR - Standard & Poor’s Depositary Receipt

See Notes to Financial Statements.

22

Schedule of Investments
Transparent Value Large-Cap Growth Fund
March 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS 98.79%
Consumer Discretionary 24.56%
AutoNation, Inc.(a)	1,957	$104,171
Bed Bath & Beyond, Inc.(a)	1,616	111,181
Chipotle Mexican Grill, Inc.(a)	150	85,207
Coach, Inc.	1,422	70,616
Comcast Corp. - Class A	1,292	64,626
Dick’s Sporting Goods, Inc.	1,654	90,325
Discovery Communications, Inc. - Class A(a)	711	58,800
Dollar Tree, Inc.(a)	1,191	62,146
DR Horton, Inc.	3,249	70,341
Family Dollar Stores, Inc.	1,423	82,548
Fossil Group, Inc.(a)	703	81,977
Lululemon Athletica, Inc.(a)	2,525	132,790
Michael Kors Holdings, Ltd.(a)	1,284	119,759
NIKE, Inc. - Class B	823	60,787
Nordstrom, Inc.	981	61,263
PetSmart, Inc.	1,700	117,113
Polaris Industries, Inc.	653	91,231
priceline.com, Inc.(a)	45	53,635
PulteGroup, Inc.	2,834	54,384
Ross Stores, Inc.	1,005	71,908
Scripps Networks Interactive, Inc. - Class A	1,472	111,739
Starwood Hotels & Resorts Worldwide, Inc.	708	56,357
TJX Cos., Inc.	1,365	82,787
Tractor Supply Co.	1,028	72,608
Ulta Salon Cosmetics & Fragrance, Inc.(a)	1,185	115,514

		2,083,813

Consumer Staples 5.42%
Costco Wholesale Corp.	545	60,866
Herbalife, Ltd.	2,125	121,699
The Hershey Co.	743	77,569
Keurig Green Mountain, Inc.	680	71,801
Mead Johnson Nutrition Co.	735	61,108
Monster Beverage Corp.(a)	963	66,880

		459,923

Energy 15.94%
Dresser-Rand Group, Inc.(a)	1,171	68,398
Ensco PLC - Class A	2,325	122,714
EOG Resources, Inc.	670	131,434
FMC Technologies, Inc.(a)	2,171	113,522
Helmerich & Payne, Inc.	858	92,286
Hess Corp.	1,316	109,070
HollyFrontier Corp.	1,855	88,261
Kinder Morgan, Inc.	2,278	74,012
Marathon Petroleum Corp.	858	74,680
Oasis Petroleum, Inc.(a)	2,915	121,643
Oceaneering International, Inc.	1,446	103,910
Oil States International, Inc.(a)	832	82,035
Schlumberger, Ltd.	1,014	98,865

	Shares	Value
Energy (continued)
Tesoro Corp.	1,411	$71,382

		1,352,212

Financials 6.39%
Discover Financial Services	1,135	66,046
Extra Space Storage, Inc., REIT	1,122	54,428
Franklin Resources, Inc.	1,288	69,784
LPL Financial Holdings, Inc.	1,335	70,141
McGraw Hill Financial, Inc.	964	73,553
Moody’s Corp.	911	72,261
MSCI, Inc.(a)	1,560	67,111
Simon Property Group, Inc., REIT	419	68,716

		542,040

Health Care 8.92%
Amgen, Inc.	994	122,600
Baxter International, Inc.	1,233	90,724
Celgene Corp.(a)	592	82,643
The Cooper Cos., Inc.	415	57,005
Edwards Lifesciences Corp.(a)	1,007	74,689
Gilead Sciences, Inc.(a)	1,249	88,504
Intuitive Surgical, Inc.(a)	180	78,838
Regeneron Pharmaceuticals, Inc.(a)	327	98,192
ResMed, Inc.	1,428	63,817

		757,012

Industrials 18.73%
AGCO Corp.	2,081	114,788
B/E Aerospace, Inc.(a)	1,142	99,114
The Boeing Co.	883	110,808
CH Robinson Worldwide, Inc.	1,472	77,118
Deere & Co.	1,282	116,406
Delta Air Lines, Inc.	2,844	98,544
Fastenal Co.	1,410	69,541
Fluor Corp.	1,063	82,627
Genesee & Wyoming, Inc. - Class A(a)	1,129	109,874
Hertz Global Holdings, Inc.(a)	2,202	58,661
JB Hunt Transport Services, Inc.	991	71,273
MSC Industrial Direct Co. - Class A	689	59,612
Precision Castparts Corp.	208	52,574
Quanta Services, Inc.(a)	2,402	88,634
United Continental Holdings, Inc.(a)	1,817	81,093
United Rentals, Inc.(a)	771	73,199
Valmont Industries, Inc.	671	99,872
Verisk Analytics, Inc. - Class A(a)	988	59,240
Wabtec Corp.	850	65,875

		1,588,853

Information Technology 16.81%
Accenture PLC - Class A	694	55,326
Activision Blizzard, Inc.	4,203	85,909
Alliance Data Systems Corp.(a)	383	104,348
Amphenol Corp. - Class A	863	79,094
Apple, Inc.	162	86,952
Electronic Arts, Inc.(a)	1,798	52,160
EMC Corp.	3,615	99,087

Semi-Annual Report | March 31, 2014 (Unaudited)	23

Schedule of Investments
Transparent Value Large-Cap Growth Fund
March 31, 2014 (Unaudited)

	Shares	Value
Information Technology (continued)
FactSet Research Systems, Inc.	849	$91,531
FleetCor Technologies, Inc.(a)	697	80,225
Gartner, Inc.(a)	896	62,218
Global Payments, Inc.	1,195	84,976
IAC/InterActiveCorp	1,008	71,961
Microsoft Corp.	2,214	90,752
QUALCOMM, Inc.	1,516	119,552
Symantec Corp.	4,826	96,375
Vantiv, Inc. - Class A(a)	3,483	105,256
Visa, Inc. - Class A	280	60,441

		1,426,163

Materials 2.02%
FMC Corp.	1,270	97,231
Monsanto Co.	655	74,520

		171,751

TOTAL COMMON STOCKS
(Cost $7,550,576)		8,381,767

EXCHANGE TRADED FUNDS 0.18%
iShares® S&P 500® Growth Index Fund	150	14,976

TOTAL EXCHANGE TRADED FUNDS
(Cost $14,833)		14,976

Total Investments - 98.97% (Cost $7,565,409)		8,396,743

Other Assets in Excess of Liabilities - 1.03%		87,778

NET ASSETS - 100.00%		$8,484,521

(a)	Non-Income Producing Security

Abbreviations:

Ltd. - Limited

PLC - Public Limited Company

REIT - Real Estate Investment Trust

S&P - Standard & Poor’s

See Notes to Financial Statements.

24

Schedule of Investments
Transparent Value Large-Cap Value Fund
March 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS 98.92%
Consumer Discretionary 15.59%
Abercrombie & Fitch Co. - Class A	1,113	$42,851
Autoliv, Inc.	504	50,576
Darden Restaurants, Inc.	1,384	70,252
Dillard’s, Inc. - Class A	510	47,124
Foot Locker, Inc.	1,641	77,094
Ford Motor Co.	3,771	58,828
International Game Technology	4,557	64,071
Lear Corp.	699	58,520
Liberty Interactive Corp. - Class A(a)	1,674	48,328
Macy’s, Inc.	693	41,088
MGM Resorts International(a)	2,003	51,798
Omnicom Group, Inc.	491	35,647
Staples, Inc.	5,192	58,877
Time Warner, Inc.	513	33,514
TRW Automotive Holdings Corp.(a)	990	80,804

		819,372

Consumer Staples 5.58%
Bunge, Ltd.	752	59,792
ConAgra Foods, Inc.	1,387	43,039
Hormel Foods Corp.	998	49,171
Ingredion, Inc.	750	51,060
The J.M. Smucker Co.	530	51,537
Sysco Corp.	1,076	38,876

		293,475

Energy 5.92%
Apache Corp.	625	51,844
Devon Energy Corp.	731	48,926
Marathon Oil Corp.	1,705	60,561
Nabors Industries, Ltd.	1,677	41,338
Occidental Petroleum Corp.	365	34,781
Valero Energy Corp.	1,390	73,809

		311,259

Financials 37.07%
Aflac, Inc.	771	48,604
American International Group, Inc.	995	49,760
Arch Capital Group, Ltd.(a)	1,047	60,244
Arthur J Gallagher & Co.	1,573	74,843
Axis Capital Holdings, Ltd.	923	42,319
Bank of America Corp.	2,291	39,405
The Bank of New York Mellon Corp.	1,233	43,513
BB&T Corp.	1,231	49,449
Brown & Brown, Inc.	2,170	66,749
Camden Property Trust, REIT	746	50,236
Capital One Financial Corp.	769	59,336
Cincinnati Financial Corp.	1,501	73,039
Citigroup, Inc.	1,046	49,790
Equity Residential, REIT	608	35,258
Fidelity National Financial, Inc. - Class A	2,032	63,886
First Republic Bank	784	42,328
The Goldman Sachs Group, Inc.	331	54,234
The Hartford Financial Services Group, Inc.	1,325	46,733

	Shares	Value
Financials (continued)
HCC Insurance Holdings, Inc.	928	$42,215
HCP, Inc., REIT	972	37,704
Health Care REIT, Inc.	778	46,369
Loews Corp.	1,087	47,882
MetLife, Inc.	913	48,206
Morgan Stanley	1,600	49,872
National Retail Properties, Inc., REIT	1,158	39,743
People’s United Financial, Inc.	3,015	44,833
The PNC Financial Services Group, Inc.	487	42,369
Principal Financial Group, Inc.	1,028	47,278
The Progressive Corp.	2,399	58,104
Prudential Financial, Inc.	549	46,473
Regions Financial Corp.	3,312	36,796
Reinsurance Group of America, Inc.	930	74,056
Senior Housing Properties Trust, REIT	1,933	43,434
The Travelers Cos., Inc.	641	54,549
Wells Fargo & Co.	967	48,099
Weyerhaeuser Co., REIT	1,546	45,375
WR Berkley Corp.	2,031	84,530
XL Group PLC	1,928	60,250

		1,947,863

Health Care 2.62%
Cigna Corp.	824	68,994
Eli Lilly & Co.	1,169	68,807

		137,801

Industrials 8.29%
Cintas Corp.	1,002	59,729
Emerson Electric Co.	893	59,652
General Dynamics Corp.	428	46,618
L-3 Communications Holdings, Inc.	423	49,978
Northrop Grumman Corp.	400	49,352
Oshkosh Corp.	991	58,340
Raytheon Co.	487	48,111
Snap-on, Inc.	563	63,889

		435,669

Information Technology 8.07%
CA, Inc.	1,337	41,407
Cadence Design Systems, Inc.(a)	4,382	68,096
Intel Corp.	1,676	43,258
Jabil Circuit, Inc.	3,385	60,930
Leidos Holdings, Inc.	951	33,637
Micron Technology, Inc.(a)	1,768	41,831
Total System Services, Inc.	1,703	51,788
Western Digital Corp.	453	41,594
The Western Union Co.	2,524	41,293

		423,834

Materials 1.55%
Avery Dennison Corp.	876	44,387
International Paper Co.	805	36,933

		81,320

Semi-Annual Report | March 31, 2014 (Unaudited)	25

Schedule of Investments
Transparent Value Large-Cap Value Fund
March 31, 2014 (Unaudited)

	Shares	Value
Telecommunication Services 2.32%
AT&T, Inc.	1,418	$49,729
Verizon Communications, Inc.	1,513	71,974

		121,703

Utilities 11.91%
AGL Resources, Inc.	1,060	51,898
Alliant Energy Corp.	833	47,323
DTE Energy Co.	769	57,129
Edison International	940	53,213
Entergy Corp.	694	46,394
Integrys Energy Group, Inc.	896	53,446
Northeast Utilities	1,281	58,286
Pinnacle West Capital Corp.	1,111	60,727
UGI Corp.	1,081	49,304
Westar Energy, Inc.	1,635	57,487
Wisconsin Energy Corp.	1,040	48,412
Xcel Energy, Inc.	1,398	42,443

		626,062

TOTAL COMMON STOCKS
(Cost $4,777,760)		5,198,358

Total Investments -98.92% (Cost $4,777,760)		5,198,358

Other Assets in Excess of Liabilities - 1.08%		56,541

NET ASSETS - 100.00%		$5,254,899

(a)	Non-Income Producing Security

Abbreviations:

Ltd. - Limited

PLC - Public Limited Company

REIT - Real Estate Investment Trust

See Notes to Financial Statements

26

Schedule of Investments
Transparent Value Directional Allocation Fund
March 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS 98.05%
Consumer Discretionary 25.58%
Amazon.com, Inc.(a)	48,352	$16,271,415
AMC Networks, Inc. - Class A(a)	295,577	21,603,723
Autoliv, Inc.	160,341	16,090,219
DIRECTV(a)	445,173	34,020,121
DR Horton, Inc.	690,776	14,955,300
Expedia, Inc.	275,631	19,983,247
Foot Locker, Inc.	993,967	46,696,570
Lear Corp.	222,076	18,592,203
Lennar Corp. - Class A	947,057	37,522,398
Liberty Interactive Corp. - Class A(a)	532,062	15,360,630
Marriott International, Inc. - Class A	629,560	35,267,951
MGM Resorts International(a)	576,381	14,905,213
Michael Kors Holdings, Ltd.(a)	574,599	53,592,849
Polaris Industries, Inc.	139,382	19,473,059
TJX Cos., Inc.	320,489	19,437,658
Toll Brothers, Inc.(a)	1,184,770	42,533,243
Tractor Supply Co.	459,955	32,486,622
TRW Automotive Holdings Corp.(a)	284,872	23,251,253
Under Armour, Inc. - Class A(a)	171,199	19,626,253

		501,669,927

Consumer Staples 5.21%
CVS Caremark Corp.	473,466	35,443,665
The Hershey Co.	174,444	18,211,954
Keurig Green Mountain, Inc.	144,628	15,271,270
The Kroger Co.	401,770	17,537,260
Monster Beverage Corp.(a)	226,151	15,706,187

		102,170,336

Energy 9.77%
EOG Resources, Inc.	299,976	58,846,292
Helmerich & Payne, Inc.	384,132	41,317,238
Marathon Petroleum Corp.	201,659	17,552,399
Oasis Petroleum, Inc.(a)	684,360	28,558,343
Valero Energy Corp.	401,931	21,342,536
Whiting Petroleum Corp.(a)	344,410	23,898,610

		191,515,418

Financials 8.17%
Discover Financial Services	266,459	15,505,249
Fidelity National Financial, Inc. -Class A	645,624	20,298,419
McGraw Hill Financial, Inc.	205,158	15,653,555
Moody’s Corp.	193,701	15,364,363
Morgan Stanley	508,271	15,842,807
MSCI, Inc.(a)	366,462	15,765,195
Reinsurance Group of America, Inc.	563,433	44,866,170
SL Green Realty Corp., REIT	168,406	16,945,012

		160,240,770

Health Care 9.47%
AbbVie, Inc.	686,841	35,303,627
Actavis PLC(a)	92,505	19,042,154
Alexion Pharmaceuticals, Inc.(a)	153,219	23,309,207
Endo International PLC(a)	550,500	37,791,825

	Shares	Value
Health Care (continued)
Gilead Sciences, Inc.(a)	265,627	$18,822,329
Intuitive Surgical, Inc.(a)	38,356	16,799,544
Pharmacyclics, Inc.(a)	137,389	13,769,126
Regeneron Pharmaceuticals, Inc.(a)	69,541	20,881,772

		185,719,584

Industrials 16.56%
B/E Aerospace, Inc.(a)	268,212	23,278,119
The Boeing Co.	395,432	49,622,762
Cintas Corp.	319,977	19,073,829
Copart, Inc.(a)	604,002	21,979,633
Delta Air Lines, Inc.	604,834	20,957,498
FedEx Corp.	118,514	15,710,216
Fluor Corp.	226,186	17,581,438
Honeywell International, Inc.	176,235	16,347,559
L-3 Communications Holdings, Inc.	134,441	15,884,204
Northrop Grumman Corp.	127,119	15,683,942
Oshkosh Corp.	285,166	16,787,722
Quanta Services, Inc.(a)	510,744	18,846,454
Raytheon Co.	154,778	15,290,519
Snap-on, Inc.	162,222	18,408,953
Southwest Airlines Co.	935,756	22,093,199
United Continental Holdings, Inc.(a)	386,523	17,250,521

		324,796,568

Information Technology 19.55%
Activision Blizzard, Inc.	986,938	20,173,013
Akamai Technologies, Inc.(a)	334,791	19,488,184
Alliance Data Systems Corp.(a)	81,612	22,235,189
Amphenol Corp. - Class A	386,468	35,419,792
Cognizant Technology Solutions Corp. - Class A(a)	454,695	23,012,114
eBay, Inc.(a)	317,590	17,543,672
Facebook, Inc. - Class A(a)	247,627	14,917,051
FleetCor Technologies, Inc.(a)	311,901	35,899,805
Gartner, Inc.(a)	211,726	14,702,253
Global Payments, Inc.	280,578	19,951,902
IAC/InterActiveCorp	451,270	32,216,165
Jack Henry & Associates, Inc.	271,676	15,148,654
LSI Corp.	1,414,996	15,664,006
Microsoft Corp.	519,838	21,308,160
Salesforce.com, Inc.(a)	433,846	24,768,268
Vantiv, Inc. - Class A(a)	740,551	22,379,451
VeriSign, Inc.(a)	528,707	28,502,594

		383,330,273

Materials 2.93%
FMC Corp.	298,226	22,832,182
Martin Marietta Materials, Inc.	149,662	19,209,118
Packaging Corp. of America	218,929	15,406,034

		57,447,334

Semi-Annual Report | March 31, 2014 (Unaudited)	27

Schedule of Investments
Transparent Value Directional Allocation Fund
March 31, 2014 (Unaudited)

	Shares	Value
Utilities 0.81%
MDU Resources Group, Inc.	461,303	$15,827,306

TOTAL COMMON STOCKS (Cost $1,906,436,224)		1,922,717,516

EXCHANGE TRADED FUNDS 1.48%
SPDR® S&P 500® ETF Trust	155,554	29,094,820

TOTAL EXCHANGE TRADED FUNDS (Cost $28,938,439)		29,094,820

Total Investments - 99.53% (Cost $1,935,374,663)		1,951,812,336

Other Assets in Excess of Liabilities - 0.47%		9,157,024

NET ASSETS - 100.00%		$1,960,969,360

(a)	Non-Income Producing Security

Abbreviations:

ETF - Exchange Traded Fund

Ltd. - Limited

PLC - Public Limited Company

REIT - Real Estate Investment Trust

S&P - Standard & Poor’s

SPDR - Standard & Poor’s Depositary Receipt

See Notes to Financial Statements.

28

Statements of Assets and Liabilities
March 31, 2014 (Unaudited)

	Transparent Value Large-Cap Aggressive Fund	Transparent Value Large-Cap Defensive Fund	Transparent Value Large-Cap Market Fund	Transparent Value Dividend Fund
ASSETS:
Investment securities, at cost	$53,467,472	$70,347,229	$118,348,165	$38,022,933

Investment securities, at value	$58,324,472	$72,082,062	$121,986,343	$40,194,795
Cash	130,206	231,915	383,701	147,443
Dividends receivable	24,546	73,423	129,271	51,748
Receivable for capital shares sold	7	30,895	86,765	14,000
Other assets	31,901	32,701	34,003	41,706
Total Assets	58,511,132	72,450,996	122,620,083	40,449,692
LIABILITIES:
Payable for capital shares redeemed	–	896	95,093	24,654
Payable for securities purchased	–	203,941	–	–
Accrued expenses:
Payable for investment adviser fees	38,701	45,873	91,664	22,164
Payable for administration fees	3,104	3,764	5,436	2,510
Payable for distribution and services fees	7,517	21,234	32,413	14,862
Payable for trustees’ fees	4,114	4,114	4,114	4,114
Payable for Chief Compliance Officer fees	2,479	2,479	2,479	2,479
Accrued expenses and other payables	22,163	27,698	35,801	22,958
Total Liabilities	78,078	309,999	267,000	93,741
Net Assets	$58,433,054	$72,140,997	$122,353,083	$40,355,951

NET ASSETS CONSIST OF:
Paid-in capital	$46,342,376	$62,622,744	$104,501,395	$35,892,713
Undistributed net investment income (loss)	(97,766)	(6,385)	(53,990)	58,149
Accumulated net realized gain on investments	7,331,444	7,789,805	14,267,500	2,233,227
Net unrealized appreciation on investments	4,857,000	1,734,833	3,638,178	2,171,862
Net Assets	$58,433,054	$72,140,997	$122,353,083	$40,355,951

PRICING OF CLASS A SHARES:
Net assets	$2,475,224	$11,305,250	$29,720,052	$22,037,177
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value common stock authorized)	197,940	906,150	2,320,111	1,800,277
Net assets value, offering and redemption price per share	$12.50	$12.48	$12.81	$12.24

Maximum offering price per share (NAV/0.9425), based on maximum sales charge of 5.75% of the offering price	$13.26	$13.24	$13.59	$12.99

PRICING OF CLASS C SHARES:
Net assets	$1,539,299	$12,999,300	$16,291,061	$7,964,224
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value common stock authorized)	124,439	1,043,936	1,278,963	654,168
Net assets value, offering and redemption price per share	$12.37	$12.45	$12.74	$12.17

PRICING OF CLASS F-1 SHARES:
Net assets	$25,894,706	$23,976,076	$28,688,144	$6,328,265
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value common stock authorized)	2,054,059	1,898,893	2,207,879	514,045
Net assets value, offering and redemption price per share	$12.61	$12.63	$12.99	$12.31

PRICING OF CLASS I SHARES:
Net assets	$28,523,825	$23,860,371	$47,653,826	$4,026,285
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value common stock authorized)	2,244,334	1,878,631	3,638,648	333,347
Net assets value, offering and redemption price per share	$12.71	$12.70	$13.10	$12.08

See Notes to Financial Statements.
Semi-Annual Report | March 31, 2014 (Unaudited)	29

Statements of Assets and Liabilities
March 31, 2014 (Unaudited)

	Transparent Value Large-Cap Core Fund	Transparent Value Large-Cap Growth Fund	Transparent Value Large-Cap Value Fund	Transparent Value Directional Allocation Fund
ASSETS:
Investment securities, at cost	$16,456,796	$7,565,409	$4,777,760	$1,935,374,663

Investment securities, at value	$17,642,717	$8,396,743	$5,198,358	$1,951,812,336
Cash	95,556	83,230	26,170	20,118,932
Dividends receivable	19,472	5,157	8,693	1,417,329
Receivable for capital shares sold	19,043	2,182	–	7,424,373
Receivable due from Adviser	370	7,572	10,319	–
Other assets	38,425	37,656	37,583	1,581,920
Total Assets	17,815,583	8,532,540	5,281,123	1,982,354,890
LIABILITIES:
Payable for capital shares redeemed	476	5,244	–	388,773
Payable for securities purchased	22,156	14,832	–	18,431,508
Accrued expenses:
Payable for investment adviser fees	–	–	–	1,641,835
Payable for administration fees	1,474	1,254	1,172	71,916
Payable for distribution and services fees	3,457	2,032	1,247	608,732
Payable for trustees’ fees	4,114	4,114	4,114	4,113
Payable for Chief Compliance Officer fees	2,479	2,479	2,479	2,480
Accrued expenses and other payables	20,007	18,064	17,212	236,173
Total Liabilities	54,163	48,019	26,224	21,385,530
Net Assets	$17,761,420	$8,484,521	$5,254,899	$1,960,969,360

NET ASSETS CONSIST OF:
Paid-in capital	$14,769,027	$7,013,567	$4,443,485	$1,810,474,984
Undistributed net investment income (loss)	23,676	(2,292)	17,888	(2,442,561)
Accumulated net realized gain on investments	1,782,796	641,912	372,928	136,499,264
Net unrealized appreciation on investments	1,185,921	831,334	420,598	16,437,673
Net Assets	$17,761,420	$8,484,521	$5,254,899	$1,960,969,360

PRICING OF CLASS A SHARES:
Net assets	$8,058,737	$3,939,784	$1,615,799	$633,126,217
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value common stock authorized)	646,657	282,157	143,325	44,722,635
Net assets value, offering and redemption price per share	$12.46	$13.96	$11.27	$14.16

Maximum offering price per share (NAV/0.9425), based on maximum sales charge of 5.75% of the offering price	$13.22	$14.81	$11.96	$15.02

PRICING OF CLASS C SHARES:
Net assets	$1,246,792	$875,408	$830,342	$434,202,130
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value common stock authorized)	100,833	63,906	74,195	30,980,422
Net assets value, offering and redemption price per share	$12.36	$13.70	$11.19	$14.02

PRICING OF CLASS F-1 SHARES:
Net assets	$1,002,293	$58,983	$5,668	$95,148,228
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value common stock authorized)	80,080	4,201	511	6,712,641
Net assets value, offering and redemption price per share	$12.52	$14.04	$11.09	$14.17

PRICING OF CLASS I SHARES:
Net assets	$7,453,598	$3,610,346	$2,803,090	$798,492,785
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value common stock authorized)	597,270	255,267	250,000	56,088,242
Net assets value, offering and redemption price per share	$12.48	$14.14	$11.21	$14.24

See Notes to Financial Statements.
30

Statements of Operations

	Transparent Value Large-Cap Aggressive Fund	Transparent Value Large-Cap Defensive Fund	Transparent Value Large-Cap Market Fund	Transparent Value Dividend Fund
	For the Six Months Ended March 31, 2014 (Unaudited)	For the Six Months Ended March 31, 2014 (Unaudited)	For the Six Months Ended March 31, 2014 (Unaudited)	For the Six Months Ended March 31, 2014 (Unaudited)

INVESTMENT INCOME:

Dividends (Net of foreign withholding taxes of $416, $194, $465 and $–, respectively)	$287,034	$520,172	$805,563	$667,877
Total Investment Income	287,034	520,172	805,563	667,877

EXPENSES:

Investment Adviser fees	288,653	351,148	581,967	202,258
Distribution and service fees:
Class A	4,648	18,097	52,975	43,285
Class C	7,102	62,252	79,176	40,159
Class F-1	35,609	32,738	39,713	8,113
Administration fees	15,819	18,971	29,870	11,760
Interest Expense	2,039	2,571	5,543	2,048
Custody fees	2,169	4,876	3,975	3,619
Audit and Tax fees	12,443	12,443	12,443	12,443
Legal fees	6,302	7,758	12,627	4,569
Transfer agency fees	16,823	24,414	36,890	19,630
Trustee fees	9,163	9,164	9,163	9,164
Registration fees	23,425	24,655	24,154	26,777
Insurance fees	7,954	9,363	16,675	3,505
Printing fees	551	3,817	8,586	2,583
Chief Compliance Officer fees	7,479	7,479	7,479	7,479
Other expenses	6,333	6,444	7,099	6,052
Total Expenses Before Waivers and/or Reimbursements	446,512	596,190	928,335	403,444
Less fees waived and/or reimbursed by Adviser (Note 6):
Class A	(1,836)	(6,963)	(10,921)	(37,743)
Class C	(1,476)	(12,582)	(9,965)	(14,317)
Class F-1	(29,436)	(25,946)	(19,984)	(11,584)
Class I	(28,964)	(24,150)	(27,912)	(7,058)
Net Expenses	384,800	526,549	859,553	332,742
Net Investment Income (Loss)	(97,766)	(6,377)	(53,990)	335,135

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain investments	7,334,874	7,812,978	14,389,180	2,379,014
Net change in unrealized appreciation (depreciation) on investments	(942,674)	(812,482)	(1,623,928)	899,584
Net Realized and Unrealized Gain on Investments	6,392,200	7,000,496	12,765,252	3,278,598
Net Increase in Net Assets Resulting from Operations	$6,294,434	$6,994,119	$12,711,262	$3,613,733

See Notes to Financial Statements.
Semi-Annual Report | March 31, 2014 (Unaudited)	31

Statements of Operations

	Transparent Value Large-Cap Core Fund	Transparent Value Large-Cap Growth Fund	Transparent Value Large-Cap Value Fund	Transparent Value Directional Allocation Fund
	For the Six Months Ended March 31, 2014 (Unaudited)	For the Six Months Ended March 31, 2014 (Unaudited)	For the Six Months Ended March 31, 2014 (Unaudited)	For the Six Months Ended March 31, 2014 (Unaudited)

INVESTMENT INCOME:

Dividends (Net of foreign withholding taxes of $46, $69, $– and $3,219, respectively)	$158,976	$52,161	$65,488	$7,885,420
Total Investment Income	158,976	52,161	65,488	7,885,420

EXPENSES:

Investment Adviser fees	83,605	37,420	24,580	6,720,681
Distribution and service fees:
Class A	14,895	5,962	2,779	850,329
Class C	6,649	4,111	3,789	1,494,323
Class F-1	952	64	12	82,942
Administration fees	5,510	3,635	3,102	325,544
Interest Expense	773	196	131	11,991
Custody fees	3,680	761	1,201	34,391
Audit and Tax fees	12,443	12,443	12,443	12,443
Legal fees	1,819	746	521	98,369
Transfer agency fees	17,677	14,933	14,053	233,496
Trustee fees	9,164	9,163	9,163	9,163
Registration fees	25,645	25,152	24,478	154,049
Insurance fees	2,656	768	329	19,334
Printing fees	1,094	304	131	89,314
Chief Compliance Officer fees	7,479	7,479	7,479	7,479
Recoupment of previously waived fees
Class A	–	–	–	128,894
Class C	–	–	–	13,955
Class F-1	–	–	–	3,059
Class I	–	–	–	26,709
Other expenses	5,799	5,668	5,644	11,516
Total Expenses Before Waivers and/or Reimbursements	199,840	128,805	109,835	10,327,981
Less fees waived and/or reimbursed by Adviser (Note 6):
Class A	(35,177)	(31,422)	(21,871)	–
Class C	(6,027)	(7,842)	(10,934)	–
Class F-1	(3,451)	(490)	(138)	–
Class I	(33,985)	(34,598)	(41,427)	–
Net Expenses	121,200	54,453	35,465	10,327,981
Net Investment Income (Loss)	37,776	(2,292)	30,023	(2,442,561)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain investments	1,833,149	681,033	381,043	136,688,907
Net change in unrealized appreciation (depreciation) on investments	(203,897)	84,957	104,757	(22,227,497)
Net Realized and Unrealized Gain on Investments	1,629,252	765,990	485,800	114,461,410
Net Increase in Net Assets Resulting from Operations	$1,667,028	$763,698	$515,823	$112,018,849

See Notes to Financial Statements.
32

Statements of Changes in Net Assets
Transparent Value Large-Cap Aggressive Fund

	For the Six Months Ended March 31, 2014 (Unaudited)	For the Year Ended September 30, 2013
FROM OPERATIONS:
Net investment income (loss)	$(97,766)	$63,569
Net realized gain on investments	7,334,874	10,617,830
Net change in unrealized appreciation (depreciation) on investments	(942,674)	3,972,927
Net Increase in net assets resulting from operations	6,294,434	14,654,326
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class A:
Dividends from net investment income	–	(7,180)
From realized gains on investments	(427,947)	(19,498)
Class C:
Dividends from net investment income	–	(670)
From realized gains on investments	(246,106)	(4,409)
Class F-1:
Dividends from net investment income	–	(109,433)
From realized gains on investments	(5,155,876)	(268,163)
Class I:
Dividends from net investment income	–	(106,475)
From realized gains on investments	(4,651,716)	(229,178)
Decrease in net assets from distributions to shareholders	(10,481,645)	(745,006)
FROM CAPITAL SHARE TRANSACTIONS (Note 8):
Class A Shares:
Proceeds from shares sold	914,092	1,580,262
Net asset value of shares issued in reinvestment of distributions to shareholders	369,647	24,295
Payments for shares redeemed	(1,961,866)	(920,056)
Net increase (decrease) in net assets from Class A capital share transactions	(678,127)	684,501
Class C Shares:
Proceeds from shares sold	652,345	942,056
Net asset value of shares issued in reinvestment of distributions to shareholders	206,266	4,335
Payments for shares redeemed	(318,390)	(410,850)
Net increase in net assets from Class C capital share transactions	540,221	535,541
Class F-1 Shares:
Proceeds from shares sold	66,036	84,240
Net asset value of shares issued in reinvestment of distributions to shareholders	66,602	5,949
Payments for shares redeemed	(2,439,124)	(1,864,608)
Net decrease in net assets from Class F-1 capital share transactions	(2,306,486)	(1,774,419)
Class I Shares:
Proceeds from shares sold	996,138	3,647,343
Net asset value of shares issued in reinvestment of distributions to shareholders	4,010,555	297,683
Payments for shares redeemed	(937,725)	(3,974,570)
Net increase (decrease) in net assets from Class I capital share transactions	4,068,968	(29,544)
Total Increase (Decrease) in Net Assets	(2,562,635)	13,325,399

NET ASSETS:
Beginning of period	60,995,689	47,670,290
End of period	$58,433,054	$60,995,689

Undistributed Net Investment Loss	$(97,766)	$–

See Notes to Financial Statements.
Semi-Annual Report | March 31, 2014 (Unaudited)	33

Statements of Changes in Net Assets
Transparent Value Large-Cap Defensive Fund

	For the Six Months Ended March 31, 2014 (Unaudited)	For the Year Ended September 30, 2013
FROM OPERATIONS:
Net investment income (loss)	$(6,377)	$146,180
Net realized gain on investments	7,812,978	11,356,508
Net change in unrealized appreciation (depreciation) on investments	(812,482)	226,626
Net Increase in net assets resulting from operations	6,994,119	11,729,314
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class A:
Dividends from net investment income	(7,717)	(46,872)
From realized gains on investments	(1,662,762)	(809,522)
Class C:
Dividends from net investment income	(8,572)	–
From realized gains on investments	(1,883,509)	(566,095)
Class F-1:
Dividends from net investment income	(19,556)	(167,535)
From realized gains on investments	(4,239,411)	(2,221,669)
Class I:
Dividends from net investment income	(16,562)	(137,118)
From realized gains on investments	(3,590,486)	(1,294,153)
Decrease in net assets from distributions to shareholders	(11,428,575)	(5,242,964)
FROM CAPITAL SHARE TRANSACTIONS (Note 8):
Class A Shares:
Proceeds from shares sold	1,118,971	4,244,181
Net asset value of shares issued in reinvestment of distributions to shareholders	1,542,389	766,247
Payments for shares redeemed	(2,258,615)	(4,025,553)
Net increase in net assets from Class A capital share transactions	402,745	984,875
Class C Shares:
Proceeds from shares sold	1,192,835	4,069,538
Net asset value of shares issued in reinvestment of distributions to shareholders	1,656,636	534,357
Payments for shares redeemed	(491,908)	(770,145)
Net increase in net assets from Class C capital share transactions	2,357,563	3,833,750
Class F-1 Shares:
Proceeds from shares sold	372,365	852,828
Net asset value of shares issued in reinvestment of distributions to shareholders	179,824	53,066
Payments for shares redeemed	(2,811,210)	(4,228,082)
Net decrease in net assets from Class F-1 capital share transactions	(2,259,021)	(3,322,188)
Class I Shares:
Proceeds from shares sold	1,408,378	11,604,915
Net asset value of shares issued in reinvestment of distributions to shareholders	2,604,868	1,160,044
Payments for shares redeemed	(3,395,345)	(7,734,379)
Net increase in net assets from Class I capital share transactions	617,901	5,030,580
Total Increase (Decrease) in Net Assets	(3,315,268)	13,013,367

NET ASSETS:
Beginning of period	75,456,265	62,442,898
End of period	$72,140,997	$75,456,265

Undistributed Net Investment Income (Loss)	$(6,385)	$52,399

See Notes to Financial Statements.
34

Statements of Changes in Net Assets
Transparent Value Large-Cap Market Fund

	For the Six Months Ended March 31, 2014 (Unaudited)	For the Year Ended September 30, 2013
FROM OPERATIONS:
Net investment income (loss)	$(53,990)	$175,370
Net realized gain on investments	14,389,180	23,929,720
Net change in unrealized appreciation (depreciation) on investments	(1,623,928)	1,235,985
Net Increase in net assets resulting from operations	12,711,262	25,341,075
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class A:
Dividends from net investment income	–	(96,736)
From realized gains on investments	(5,902,964)	(1,440,428)
Class C:
Dividends from net investment income	–	(8,426)
From realized gains on investments	(3,153,817)	(657,495)
Class F-1:
Dividends from net investment income	–	(167,521)
From realized gains on investments	(6,647,358)	(2,148,589)
Class I:
Dividends from net investment income	–	(273,616)
From realized gains on investments	(8,012,805)	(2,621,276)
Decrease in net assets from distributions to shareholders	(23,716,944)	(7,414,087)
FROM CAPITAL SHARE TRANSACTIONS (Note 8):
Class A Shares:
Proceeds from shares sold	6,013,840	7,866,875
Net asset value of shares issued in reinvestment of distributions to shareholders	5,061,821	1,337,598
Payments for shares redeemed	(8,130,270)	(7,524,420)
Net increase in net assets from Class A capital share transactions	2,945,391	1,680,053
Class C Shares:
Proceeds from shares sold	2,192,435	4,417,412
Net asset value of shares issued in reinvestment of distributions to shareholders	2,747,839	612,337
Payments for shares redeemed	(1,532,492)	(2,093,707)
Net increase in net assets from Class C capital share transactions	3,407,782	2,936,042
Class F-1 Shares:
Proceeds from shares sold	510,625	2,618,327
Net asset value of shares issued in reinvestment of distributions to shareholders	1,076,218	377,558
Payments for shares redeemed	(5,428,848)	(6,050,814)
Net decrease in net assets from Class F-1 capital share transactions	(3,842,005)	(3,054,929)
Class I Shares:
Proceeds from shares sold	11,280,119	15,433,477
Net asset value of shares issued in reinvestment of distributions to shareholders	6,633,077	2,667,085
Payments for shares redeemed	(9,582,433)	(26,418,573)
Net increase (decrease) in net assets from Class I capital share transactions	8,330,763	(8,318,011)
Total Increase (Decrease) in Net Assets	(163,751)	11,170,143

NET ASSETS:
Beginning of period	122,516,834	111,346,691
End of period	$122,353,083	$122,516,834

Undistributed Net Investment Loss	$(53,990)	$–

See Notes to Financial Statements.
Semi-Annual Report | March 31, 2014 (Unaudited)	35

Statements of Changes in Net Assets
Transparent Value Dividend Fund

	For the Six Months Ended March 31, 2014 (Unaudited)	For the Year Ended September 30, 2013
FROM OPERATIONS:
Net investment income	$335,135	$522,137
Net realized gain on investments	2,379,014	4,620,933
Net change in unrealized appreciation on investments	899,584	1,121,018
Net Increase in net assets resulting from operations	3,613,733	6,264,088
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class A:
Dividends from net investment income	(174,675)	(272,307)
From realized gains on investments	(2,689,047)	(459,704)
Class C:
Dividends from net investment income	(37,762)	(59,631)
From realized gains on investments	(834,718)	(132,963)
Class F-1:
Dividends from net investment income	(50,930)	(106,861)
From realized gains on investments	(728,498)	(105,059)
Class I:
Dividends from net investment income	(35,211)	(62,445)
From realized gains on investments	(498,030)	(126,560)
Decrease in net assets from distributions to shareholders	(5,048,871)	(1,325,530)
FROM CAPITAL SHARE TRANSACTIONS (Note 8):
Class A Shares:
Proceeds from shares sold	2,647,170	16,624,475
Net asset value of shares issued in reinvestment of distributions to shareholders	2,575,874	658,567
Payments for shares redeemed	(7,352,618)	(3,968,474)
Net increase (decrease) in net assets from Class A capital share transactions	(2,129,574)	13,314,568
Class C Shares:
Proceeds from shares sold	1,533,616	4,694,709
Net asset value of shares issued in reinvestment of distributions to shareholders	799,722	172,407
Payments for shares redeemed	(2,381,406)	(425,445)
Net increase (decrease) in net assets from Class C capital share transactions	(48,068)	4,441,671
Class F-1 Shares:
Proceeds from shares sold	207,557	6,500,310
Net asset value of shares issued in reinvestment of distributions to shareholders	777,388	211,254
Payments for shares redeemed	(2,946,002)	(1,403,911)
Net increase (decrease) in net assets from Class F-1 capital share transactions	(1,961,057)	5,307,653
Class I Shares:
Proceeds from shares sold	470,448	433,336
Net asset value of shares issued in reinvestment of distributions to shareholders	181,164	31,243
Payments for shares redeemed	(233,542)	(106,997)
Net increase in net assets from Class I capital share transactions	418,070	357,582
Total Increase (Decrease) in Net Assets	(5,155,767)	28,360,032

NET ASSETS:
Beginning of period	45,511,718	17,151,686
End of period	$40,355,951	$45,511,718

Undistributed Net Investment Income	$58,149	$21,592

See Notes to Financial Statements.
36

Statements of Changes in Net Assets
Transparent Value Large-Cap Core Fund

	For the Six Months Ended March 31, 2014 (Unaudited)	For the Year Ended September 30, 2013
FROM OPERATIONS:
Net investment income	$37,776	$102,141
Net realized gain on investments	1,833,149	2,986,234
Net change in unrealized appreciation (depreciation) on investments	(203,897)	1,309,161
Net Increase in net assets resulting from operations	1,667,028	4,397,536
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class A:
Dividends from net investment income	(25,235)	(61,079)
From realized gains on investments	(1,374,783)	(347,136)
Class C:
From realized gains on investments	(206,056)	(27,003)
Class F-1:
Dividends from net investment income	(2,917)	(549)
From realized gains on investments	(105,920)	(3,825)
Class I:
Dividends from net investment income	(57,196)	(24,168)
From realized gains on investments	(1,329,447)	(82,138)
Decrease in net assets from distributions to shareholders	(3,101,554)	(545,898)
FROM CAPITAL SHARE TRANSACTIONS (Note 8):
Class A Shares:
Proceeds from shares sold	1,107,652	3,102,793
Net asset value of shares issued in reinvestment of distributions to shareholders	1,334,251	389,619
Payments for shares redeemed	(1,830,711)	(12,532,712)
Net increase (decrease) in net assets from Class A capital share transactions	611,192	(9,040,300)
Class C Shares:
Proceeds from shares sold	837,138	221,550
Net asset value of shares issued in reinvestment of distributions to shareholders	176,759	23,689
Payments for shares redeemed	(997,147)	(266,966)
Net increase (decrease) in net assets from Class C capital share transactions	16,750	(21,727)
Class F-1 Shares:
Proceeds from shares sold	384,249	442,654
Net asset value of shares issued in reinvestment of distributions to shareholders	104,991	4,211
Payments for shares redeemed	(45,222)	(32,321)
Net increase in net assets from Class F-1 capital share transactions	444,018	414,544
Class I Shares:
Proceeds from shares sold	3	3,291,213
Net asset value of shares issued in reinvestment of distributions to shareholders	729,891	9,836
Payments for shares redeemed	(67,529)	(107,397)
Net increase in net assets from Class I capital share transactions	662,365	3,193,652
Total Increase (Decrease) in Net Assets	299,799	(1,602,193)

NET ASSETS:
Beginning of period	17,461,621	19,063,814
End of period	$17,761,420	$17,461,621

Undistributed Net Investment Income	$23,676	$71,248

See Notes to Financial Statements.
Semi-Annual Report | March 31, 2014 (Unaudited)	37

Statements of Changes in Net Assets
Transparent Value Large-Cap Growth Fund

	For the Six Months Ended March 31, 2014 (Unaudited)	For the Year Ended September 30, 2013
FROM OPERATIONS:
Net investment income (loss)	$(2,292)	$4,411
Net realized gain on investments	681,033	861,004
Net change in unrealized appreciation on investments	84,957	766,172
Net Increase in net assets resulting from operations	763,698	1,631,587
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class A:
From realized gains on investments	(312,998)	–
Class C:
From realized gains on investments	(83,168)	–
Class F-1:
From realized gains on investments	(5,115)	–
Class I:
From realized gains on investments	(374,680)	–
Decrease in net assets from distributions to shareholders	(775,961)	–
FROM CAPITAL SHARE TRANSACTIONS (Note 8):
Class A Shares:
Proceeds from shares sold	1,444,261	1,824,593
Net asset value of shares issued in reinvestment of distributions to shareholders	311,074	–
Payments for shares redeemed	(578,715)	(522,168)
Net increase in net assets from Class A capital share transactions	1,176,620	1,302,425
Class C Shares:
Proceeds from shares sold	53,000	547,316
Net asset value of shares issued in reinvestment of distributions to shareholders	80,413	–
Payments for shares redeemed	(8,700)	(500)
Net increase in net assets from Class C capital share transactions	124,713	546,816
Class F-1 Shares:
Proceeds from shares sold	13,150	31,888
Net asset value of shares issued in reinvestment of distributions to shareholders	4,381	–
Net increase in net assets from Class F-1 capital share transactions	17,531	31,888
Class I Shares:
Proceeds from shares sold	–	72,975
Net asset value of shares issued in reinvestment of distributions to shareholders	7,003	–
Payments for shares redeemed	(15)	(94,892)
Net increase (decrease) in net assets from Class I capital share transactions	6,988	(21,917)
Total Increase in Net Assets	1,313,589	3,490,799

NET ASSETS:
Beginning of period	7,170,932	3,680,133
End of period	$8,484,521	$7,170,932

Undistributed Net Investment Loss	$(2,292)	$–

See Notes to Financial Statements.
38

Statements of Changes in Net Assets
Transparent Value Large-Cap Value Fund

	For the Six Months Ended March 31, 2014 (Unaudited)	For the Year Ended September 30, 2013
FROM OPERATIONS:
Net investment income	$30,023	$46,487
Net realized gain on investments	381,043	637,528
Net change in unrealized appreciation on investments	104,757	218,463
Net Increase in net assets resulting from operations	515,823	902,478
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class A:
Dividends from net investment income	(11,168)	(6,867)
From realized gains on investments	(190,356)	(70,721)
Class C:
Dividends from net investment income	(2,114)	(916)
From realized gains on investments	(90,645)	(24,978)
Class F-1:
Dividends from net investment income	(102)	(84)
From realized gains on investments	(726)	(739)
Class I:
Dividends from net investment income	(31,495)	(51,251)
From realized gains on investments	(357,772)	(372,120)
Decrease in net assets from distributions to shareholders	(684,378)	(527,676)
FROM CAPITAL SHARE TRANSACTIONS (Note 8):
Class A Shares:
Proceeds from shares sold	322,414	874,506
Net asset value of shares issued in reinvestment of distributions to shareholders	198,553	66,393
Payments for shares redeemed	(159,870)	(184,282)
Net increase in net assets from Class A capital share transactions	361,097	756,617
Class C Shares:
Proceeds from shares sold	168,403	484,966
Net asset value of shares issued in reinvestment of distributions to shareholders	92,007	23,219
Payments for shares redeemed	(31,782)	–
Net increase in net assets from Class C capital share transactions	228,628	508,185
Class F-1 Shares:
Proceeds from shares sold	13,135	9,000
Net asset value of shares issued in reinvestment of distributions to shareholders	18	–
Payments for shares redeemed	(22,606)	–
Net increase (decrease) in net assets from Class F-1 capital share transactions	(9,453)	9,000
Class I Shares:
Proceeds from shares sold	–	28,500
Net asset value of shares issued in reinvestment of distributions to shareholders	2,004	1,850
Payments for shares redeemed	(15,961)	(28,174)
Net increase (decrease) in net assets from Class I capital share transactions	(13,957)	2,176
Total Increase in Net Assets	397,760	1,650,780

NET ASSETS:
Beginning of period	4,857,139	3,206,359
End of period	$5,254,899	$4,857,139

Undistributed Net Investment Income	$17,888	$32,744

See Notes to Financial Statements.
Semi-Annual Report | March 31, 2014 (Unaudited)	39

Statements of Changes in Net Assets
Transparent Value Directional Allocation Fund

	For the Six Months Ended March 31, 2014 (Unaudited)	For the Year Ended September 30, 2013
FROM OPERATIONS:
Net investment loss	$(2,442,561)	$(1,059,274)
Net realized gain on investments	136,688,907	45,027,766
Net change in unrealized appreciation (depreciation) on investments	(22,227,497)	38,299,353
Net Increase in net assets resulting from operations	112,018,849	82,267,845
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class A:
Dividends from net investment income	–	(80,295)
From realized gains on investments	(15,136,617)	(440,645)
Class C:
From realized gains on investments	(9,382,329)	(122,464)
Class F-1:
Dividends from net investment income	–	(30,002)
From realized gains on investments	(1,993,967)	(109,463)
Class I:
Dividends from net investment income	–	(30,097)
From realized gains on investments	(17,499,035)	(109,671)
Decrease in net assets from distributions to shareholders	(44,011,948)	(922,637)
FROM CAPITAL SHARE TRANSACTIONS (Note 8):
Class A Shares:
Proceeds from shares sold	369,452,766	260,551,039
Net asset value of shares issued in reinvestment of distributions to shareholders	13,850,714	503,231
Payments for shares redeemed	(64,497,894)	(29,618,461)
Net increase in net assets from Class A capital share transactions	318,805,586	231,435,809
Class C Shares:
Proceeds from shares sold	260,924,547	145,106,374
Net asset value of shares issued in reinvestment of distributions to shareholders	7,257,443	119,744
Payments for shares redeemed	(8,524,465)	(2,724,181)
Net increase in net assets from Class C capital share transactions	259,657,525	142,501,937
Class F-1 Shares:
Proceeds from shares sold	57,244,297	28,791,977
Net asset value of shares issued in reinvestment of distributions to shareholders	1,899,330	128,308
Payments for shares redeemed	(6,854,804)	(4,342,937)
Net increase in net assets from Class F-1 capital share transactions	52,288,823	24,577,348
Class I Shares:
Proceeds from shares sold	500,887,856	320,092,327
Net asset value of shares issued in reinvestment of distributions to shareholders	11,481,042	137,095
Payments for shares redeemed	(71,831,168)	(23,021,980)
Net increase in net assets from Class I capital share transactions	440,537,730	297,207,442
Total Increase in Net Assets	1,139,296,565	777,067,744

NET ASSETS:
Beginning of period	821,672,795	44,605,051
End of period	$1,960,969,360	$821,672,795

Undistributed Net Investment Loss	$(2,442,561)	$–

See Notes to Financial Statements.
40

Page Intentionally Left Blank

Financial Highlights
For a share outstanding throughout the periods presented.

Year or Period End	Net Asset Value - beginning of period	Net Investment Income (Loss)		Net realized and unrealized gain (loss) on investments	Total from investment operations	Distributions from net investment income	Distributions from net realized capital gains	Total distributions	Redemption Fees Added to Paid In Capital
Transparent Value Large-Cap Aggressive Fund
Class A
3/31/2014(b)	$13.51	(0.04	)(c)	1.43	1.39	–	(2.40)	(2.40)	–
9/30/2013	$10.53	(0.02	)(c)	3.15	3.13	(0.04)	(0.11)	(0.15)	–
9/30/2012	$8.91	(0.02	)(c)	1.64	1.62	–	–	–	0.00	(g)
9/30/2011	$9.54	(0.04	)(c)	(0.59)	(0.63)	(0.05)	–	(0.05)	0.05
9/30/2010(h)	$10.00	0.01		(0.47)	(0.46)	–	–	–	–
Class C
3/31/2014(b)	$13.43	(0.08	)(c)	1.42	1.34	–	(2.40)	(2.40)	–
9/30/2013	$10.47	(0.11	)(c)	3.20	3.09	(0.02)	(0.11)	(0.13)	–
9/30/2012	$8.92	(0.06	)(c)	1.61	1.55	–	–	–	–
9/30/2011(i)	$11.51	(0.03)		(2.56)	(2.59)	–	–	–	–
Class F-1
3/31/2014(b)	$13.59	(0.03	)(c)	1.45	1.42	–	(2.40)	(2.40)	–
9/30/2013	$10.58	0.01	(c)	3.16	3.17	(0.05)	(0.11)	(0.16)	–
9/30/2012	$8.96	0.02	(c)	1.60	1.62	–	–	–	–
9/30/2011	$9.55	(0.03)		(0.55)	(0.58)	(0.01)	–	(0.01)	0.00	(g)
9/30/2010(h)	$10.00	0.02		(0.47)	(0.45)	–	–	–	–
Class I
3/31/2014(b)	$13.67	(0.01	)(c)	1.45	1.44	–	(2.40)	(2.40)	–
9/30/2013	$10.62	0.03	(c)	3.18	3.21	(0.05)	(0.11)	(0.16)	–
9/30/2012	$8.97	0.05	(c)	1.60	1.65	–	–	–	–
9/30/2011(k)	$11.49	(0.01)		(2.51)	(2.52)	–	–	–	–
Transparent Value Large-Cap Defensive Fund
Class A
3/31/2014(b)	$13.34	(0.01	)(c)	1.27	1.26	(0.01)	(2.11)	(2.12)	–
9/30/2013	$12.18	0.02	(c)	2.17	2.19	(0.06)	(0.97)	(1.03)	–
9/30/2012	$10.03	0.08	(c)	2.26	2.34	(0.03)	(0.16)	(0.19)	0.00	(g)
9/30/2011	$9.87	0.10		0.15	0.25	(0.09)	–	(0.09)	0.00	(g)
9/30/2010(h)	$10.00	0.01		(0.14)	(0.13)	–	–	–	–
Class C
3/31/2014(b)	$13.35	(0.04	)(c)	1.26	1.22	(0.01)	(2.11)	(2.12)	–
9/30/2013	$12.20	(0.06	)(c)	2.18	2.12	–	(0.97)	(0.97)	–
9/30/2012	$10.10	0.03	(c)	2.25	2.28	(0.02)	(0.16)	(0.18)	–
9/30/2011(i)	$11.04	0.00	(g)	(0.94)	(0.94)	–	–	–	–
Class F-1
3/31/2014(b)	$13.47	0.00	(c)(g)	1.28	1.28	(0.01)	(2.11)	(2.12)	–
9/30/2013	$12.29	0.04	(c)	2.18	2.22	(0.07)	(0.97)	(1.04)	–
9/30/2012	$10.13	0.08	(c)	2.29	2.37	(0.05)	(0.16)	(0.21)	0.00	(g)
9/30/2011	$9.87	0.04		0.23	0.27	(0.01)	–	(0.01)	0.00	(g)
9/30/2010(h)	$10.00	0.02		(0.15)	(0.13)	–	–	–	–
Class I
3/31/2014(b)	$13.52	0.02	(c)	1.28	1.30	(0.01)	(2.11)	(2.12)	–
9/30/2013	$12.33	0.06	(c)	2.20	2.26	(0.10)	(0.97)	(1.07)	–
9/30/2012	$10.15	0.13	(c)	2.28	2.41	(0.07)	(0.16)	(0.23)	0.00	(g)
9/30/2011(k)	$10.89	0.04		(0.78)	(0.74)	–	–	–	–

(a)	Total return does not reflect the effect of sales charges on Class A and Class C Shares.
(b)	For the six months ended March 31, 2014 (Unaudited).
(c)	Per share numbers have been calculated using the average share method.
(d)	Not Annualized.
(e)	Annualized.
(f)	Amounts include the effect of the interest expense associated with the Funds’ Line of Credit.
(g)	Less than $0.01.
(h)	Period from April 27, 2010 (inception date) through September 30, 2010.
(i)	Period from April 18, 2011 (inception date) through September 30, 2011.
(j)	Portfolio turnover rate is calculated at the Fund level and represents the year ended September 30, 2011.
(k)	Period from February 15, 2011 (inception date) through September 30, 2011.

See Notes to Financial Statements.

42

Financial Highlights
For a share outstanding throughout the periods presented.

Net Asset Value End of Period	Total return(a)		Net assets, end of period (000)	Ratio of expenses before waivers/reimbursements to average net assets		Ratio of expenses after waivers/reimbursements to average net assets		Ratio of net investment income (loss) to average net assets		Portfolio turnover rate

$ 12.50	10.64	%(d)	$2,475	1.63	%(e)(f)	1.51	%(e)(f)	(0.53	%)(e)	107	%(d)
$ 13.51	30.21%		$3,283	1.73	%(f)	1.51	%(f)	(0.19%)		259%
$ 10.53	18.18%		$1,958	2.41	%(f)	1.51	%(f)	(0.22%)		276%
$ 8.91	(6.13%)		$1,055	3.04%		1.50%		(0.42%)		304%
$ 9.54	(4.60	%)(d)	$48	11.53	%(e)	1.50	%(e)	0.35	%(e)	131	%(d)

$ 12.37	10.30	%(d)	$1,539	2.31	%(e)(f)	2.11	%(e)(f)	(1.17	%)(e)	107	%(d)
$ 13.43	29.89%		$1,123	2.48	%(f)	2.11	%(f)	(0.89%)		259%
$ 10.47	17.38%		$393	3.01	%(f)	2.11	%(f)	(0.56%)		276%
$ 8.92	(22.50	%)(d)	$43	3.53	%(e)	2.10	%(e)	(1.04	%)(e)	304	%(d)(j)

$ 12.61	10.82	%(d)	$25,895	1.56	%(e)(f)	1.36	%(e)(f)	(0.41	%)(e)	107	%(d)
$ 13.59	30.41%		$30,359	1.73	%(f)	1.36	%(f)	0.04%		259%
$ 10.58	18.08%		$25,148	2.26	%(f)	1.36	%(f)	0.23%		276%
$ 8.96	(6.11%)		$23,043	2.83%		1.35%		(0.23%)		304%
$ 9.55	(4.50	%)(d)	$4,726	11.37	%(e)	1.35	%(e)	0.50	%(e)	131	%(d)

$ 12.71	10.90	%(d)	$28,524	1.31	%(e)(f)	1.11	%(e)(f)	(0.16	%)(e)	107	%(d)
$ 13.67	30.75%		$26,230	1.48	%(f)	1.11	%(f)	0.27%		259%
$ 10.62	18.39%		$20,171	2.01	%(f)	1.11	%(f)	0.52%		276%
$ 8.97	(21.93	%)(d)	$1,968	2.49	%(e)	1.10	%(e)	(0.09	%)(e)	304	%(d)(j)

$ 12.48	9.72	%(d)	$11,305	1.63	%(e)(f)	1.51	%(e)(f)	(0.10	%)(e)	137	%(d)
$ 13.34	19.71%		$11,510	1.77	%(f)	1.51	%(f)	0.13%		283%
$ 12.18	23.60%		$9,506	2.34	%(f)	1.51	%(f)	0.71%		256%
$ 10.03	2.51%		$298	3.17%		1.50%		0.37%		288%
$ 9.87	(1.30	%)(d)	$49	11.21	%(e)	1.50	%(e)	0.31	%(e)	109	%(d)

$ 12.45	9.38	%(d)	$12,999	2.31	%(e)(f)	2.11	%(e)(f)	(0.68	%)(e)	137	%(d)
$ 13.35	19.00%		$11,429	2.45	%(f)	2.11	%(f)	(0.51%)		283%
$ 12.20	22.79%		$6,652	2.94	%(f)	2.11	%(f)	0.23%		256%
$ 10.10	(8.51	%)(d)	$35	3.41	%(e)	2.10	%(e)	0.06	%(e)	288	%(d)(j)

$ 12.63	9.77	%(d)	$23,976	1.56	%(e)(f)	1.36	%(e)(f)	0.04	%(e)	137	%(d)
$ 13.47	19.88%		$27,970	1.70	%(f)	1.36	%(f)	0.28%		283%
$ 12.29	23.73%		$28,803	2.19	%(f)	1.36	%(f)	0.74%		256%
$ 10.13	2.77%		$26,135	2.82%		1.35%		0.43%		288%
$ 9.87	(1.30	%)(d)	$4,887	11.06	%(e)	1.35	%(e)	0.46	%(e)	109	%(d)

$ 12.70	9.90	%(d)	$23,860	1.31	%(e)(f)	1.11	%(e)(f)	0.30	%(e)	137	%(d)
$ 13.52	20.21%		$24,546	1.45	%(f)	1.11	%(f)	0.50%		283%
$ 12.33	24.04%		$17,482	1.94	%(f)	1.11	%(f)	1.10%		256%
$ 10.15	(6.80	%)(d)	$2,066	2.45	%(e)	1.10	%(e)	0.65	%(e)	288	%(d)(j)

Semi-Annual Report | March 31, 2014 (Unaudited)	43

Financial Highlights
For a share outstanding throughout the periods presented.

Year or Period End	Net Asset Value - beginning of period	Net Investment Income (Loss)		Net realized and unrealized gain (loss) on investments	Total from investment operations	Distributions from net investment income		Distributions from net realized capital gains	Total distributions	Redemption Fees Added to Paid In Capital
Transparent Value Large-Cap Market Fund
Class A
3/31/2014(b)	$14.26	(0.01	)(c)	1.49	1.48	–		(2.93)	(2.93)	–
9/30/2013	$12.27	(0.00	)(c)(g)	2.84	2.84	(0.05)		(0.80)	(0.85)	–
9/30/2012	$10.05	0.02	(c)	2.37	2.39	(0.00	)(g)	(0.17)	(0.17)	0.00	(g)
9/30/2011	$9.90	0.05		0.16	0.21	(0.08)		–	(0.08)	0.02
9/30/2010(i)	$10.00	0.03		(0.13)	(0.10)	–		–	–	–
Class C
3/31/2014(b)	$14.23	(0.05	)(c)	1.49	1.44	–		(2.93)	(2.93)	–
9/30/2013	$12.28	(0.08	)(c)	2.84	2.76	(0.01)		(0.80)	(0.81)	–
9/30/2012	$10.11	(0.05	)(c)	2.39	2.34	–		(0.17)	(0.17)	–
9/30/2011(j)	$11.63	(0.01)		(1.51)	(1.52)	–		–	–	0.00	(g)
Class F-1
3/31/2014(b)	$14.41	(0.00	)(c)(g)	1.51	1.51	–		(2.93)	(2.93)	–
9/30/2013	$12.39	0.02	(c)	2.86	2.88	(0.06)		(0.80)	(0.86)	–
9/30/2012	$10.13	0.03	(c)	2.40	2.43	(0.00	)(g)	(0.17)	(0.17)	0.00	(g)
9/30/2011	$9.91	(0.04)		0.27	0.23	(0.01)		–	(0.01)	0.00	(g)
9/30/2010(i)	$10.00	0.03		(0.12)	(0.09)	–		–	–	–
Class I
3/31/2014(b)	$14.49	0.02	(c)	1.52	1.54	–		(2.93)	(2.93)	–
9/30/2013	$12.44	0.06	(c)	2.87	2.93	(0.08)		(0.80)	(0.88)	–
9/30/2012	$10.15	0.07	(c)	2.39	2.46	(0.00	)(g)	(0.17)	(0.17)	–
9/30/2011(l)	$11.54	0.01		(1.40)	(1.39)	–		–	–	0.00	(g)
Transparent Value Dividend Fund
Class A
3/31/2014(b)	$12.78	0.10	(c)	0.99	1.09	(0.10)		(1.53)	(1.63)	–
9/30/2013	$10.87	0.20	(c)	2.35	2.55	(0.18)		(0.46)	(0.64)	–
9/30/2012	$8.88	0.20	(c)	2.08	2.28	(0.24)		(0.05)	(0.29)	0.00	(g)
9/30/2011(j)	$10.20	0.05		(1.37)	(1.32)	–		–	–	–
Class C
3/31/2014(b)	$12.73	0.06	(c)	0.97	1.03	(0.06)		(1.53)	(1.59)	–
9/30/2013	$10.83	0.13	(c)	2.35	2.48	(0.12)		(0.46)	(0.58)	–
9/30/2012	$8.86	0.13	(c)	2.08	2.21	(0.19)		(0.05)	(0.24)	–
9/30/2011(j)	$10.20	0.06		(1.40)	(1.34)	–		–	–	–
Class F-1
3/31/2014(b)	$12.84	0.11	(c)	0.99	1.10	(0.10)		(1.53)	(1.63)	–
9/30/2013	$10.91	0.23	(c)	2.36	2.59	(0.20)		(0.46)	(0.66)	–
9/30/2012	$8.90	0.22	(c)	2.08	2.30	(0.24)		(0.05)	(0.29)	0.00	(g)
9/30/2011(j)	$10.20	0.03		(1.33)	(1.30)	–		–	–	–
Class I
3/31/2014(b)	$12.62	0.12	(c)	0.98	1.10	(0.11)		(1.53)	(1.64)	–
9/30/2013	$10.73	0.24	(c)	2.33	2.57	(0.22)		(0.46)	(0.68)	–
9/30/2012	$8.91	0.23	(c)	2.06	2.29	(0.42)		(0.05)	(0.47)	–
9/30/2011(n)	$10.00	0.18		(1.27)	(1.09)	–		–	–	–
(a)	Total return does not reflect the effect of sales charges on Class A and Class C Shares.
(b)	For the six months ended March 31, 2014 (Unaudited).
(c)	Per share numbers have been calculated using the average share method.
(d)	Not Annualized.
(e)	Annualized.
(f)	Amounts include the effect of the interest expense associated with the Funds’ Line of Credit.
(g)	Less than $0.01.
(h)	Less than 0.01%.
(i)	Period from April 27, 2010 (inception date) through September 30, 2010.
(j)	Period from April 18, 2011 (inception date) through September 30, 2011.
(k)	Portfolio turnover rate is calculated at the Fund level and represents the year ended September 30, 2011.
(l)	Period from February 15, 2011 (inception date) through September 30, 2011.
(m)	Portfolio turnover rate is calculated at the Fund level and represents the period from February 10, 2011 (inception date) through September 30, 2011.
(n)	Period from February 10, 2011 (inception date) through September 30, 2011.

See Notes to Financial Statements.
44

Financial Highlights
For a share outstanding throughout the periods presented.

Net Asset Value End of Period	Total return(a)		Net assets, end of period (000)	Ratio of expenses before waivers/reimbursements to average net assets		Ratio of expenses after waivers/reimbursements to average net assets		Ratio of net investment income (loss) to average net assets		Portfolio turnover rate

$ 12.81	10.72	%(d)	$29,720	1.58	%(e)(f)	1.51	%(e)(f)	(0.19	%)(e)	153	%(d)
$ 14.26	24.92%		$29,504	1.72	%(f)	1.51	%(f)	(0.00	%)(h)	284%
$ 12.27	24.04%		$23,739	2.15	%(f)	1.51	%(f)	0.16%		305%
$ 10.05	2.29%		$9,452	2.96%		1.50%		0.20%		331%
$ 9.90	(1.00	%)(d)	$50	11.15	%(e)	1.50	%(e)	0.68	%(e)	123	%(d)

$ 12.74	10.43	%(d)	$16,291	2.23	%(e)(f)	2.11	%(e)(f)	(0.79	%)(e)	153	%(d)
$ 14.23	24.09%		$14,483	2.37	%(f)	2.11	%(f)	(0.63%)		284%
$ 12.28	23.37%		$9,611	2.75	%(f)	2.11	%(f)	(0.40%)		305%
$ 10.11	(13.07	%)(d)	$1,115	3.54	%(e)	2.10	%(e)	(0.47	%)(e)	331	%(d)(k)

$ 12.99	10.82	%(d)	$28,688	1.48	%(e)(f)	1.36	%(e)(f)	(0.07	%)(e)	153	%(d)
$ 14.41	25.01%		$35,741	1.62	%(f)	1.36	%(f)	0.18%		284%
$ 12.39	24.25%		$33,495	2.00	%(f)	1.36	%(f)	0.28%		305%
$ 10.13	2.28%		$25,749	2.83%		1.35%		(0.17%)		331%
$ 9.91	(0.90	%)(d)	$5,004	11.00	%(e)	1.35	%(e)	0.83	%(e)	123	%(d)

$ 13.10	10.99	%(d)	$47,654	1.23	%(e)(f)	1.11	%(e)(f)	0.22	%(e)	153	%(d)
$ 14.49	25.38%		$42,788	1.37	%(f)	1.11	%(f)	0.45%		284%
$ 12.44	24.52%		$44,503	1.75	%(f)	1.11	%(f)	0.61%		305%
$ 10.15	(12.05	%)(d)	$5,750	2.48	%(e)	1.10	%(e)	0.20	%(e)	331	%(d)(k)

$ 12.24	9.10	%(d)	$22,037	1.82	%(e)(f)	1.51	%(e)(f)	1.63	%(e)	88	%(d)
$ 12.78	24.45%		$25,014	2.12	%(f)	1.50	%(f)	1.69%		198%
$ 10.87	26.02%		$9,043	3.87	%(f)	1.50	%(f)	1.92%		290%
$ 8.88	(12.94	%)(d)	$1,371	8.72	%(e)	1.50	%(e)	4.42	%(e)	121	%(d)(m)

$ 12.17	8.68	%(d)	$7,964	2.47	%(e)(f)	2.11	%(e)(f)	1.01	%(e)	88	%(d)
$ 12.73	23.86%		$8,215	2.73	%(f)	2.10	%(f)	1.09%		198%
$ 10.83	25.23%		$2,998	4.47	%(f)	2.10	%(f)	1.30%		290%
$ 8.86	(13.14	%)(d)	$62	10.02	%(e)	2.10	%(e)	2.44	%(e)	121	%(d)(m)

$ 12.31	9.17	%(d)	$6,328	1.72	%(e)(f)	1.36	%(e)(f)	1.77	%(e)	88	%(d)
$ 12.84	24.72%		$8,490	1.98	%(f)	1.35	%(f)	1.85%		198%
$ 10.91	26.10%		$2,205	3.72	%(f)	1.35	%(f)	2.10%		290%
$ 8.90	(12.75	%)(d)	$98	9.67	%(e)	1.35	%(e)	7.01	%(e)	121	%(d)(m)

$ 12.08	9.31	%(d)	$4,026	1.47	%(e)(f)	1.11	%(e)(f)	2.03	%(e)	88	%(d)
$ 12.62	25.00%		$3,793	1.73	%(f)	1.10	%(f)	2.07%		198%
$ 10.73	26.41%		$2,906	3.47	%(f)	1.10	%(f)	2.30%		290%
$ 8.91	(10.90	%)(d)	$1,801	10.44	%(e)	1.10	%(e)	2.79	%(e)	121	%(d)

Semi-Annual Report | March 31, 2014 (Unaudited)	45

Financial Highlights
For a share outstanding throughout the periods presented.

Year or Period End	Net Asset Value - beginning of period	Net Investment Income (Loss)		Net realized and unrealized gain (loss) on investments	Total from investment operations	Distributions from net investment income	Distributions from net realized capital gains	Total distributions	Redemption Fees Added to Paid In Capital
Transparent Value Large-Cap Core Fund
Class A
3/31/2014(b)	$13.68	0.02	(c)	1.25	1.27	(0.04)	(2.45)	(2.49)	–
9/30/2013	$10.91	0.06	(c)	3.05	3.11	(0.05)	(0.29)	(0.34)	–
9/30/2012	$8.67	0.05	(c)	2.23	2.28	(0.04)	–	(0.04)	0.00	(g)
9/30/2011(h)	$10.06	0.01		(1.40)	(1.39)	–	–	–	–
Class C
3/31/2014(b)	$13.59	(0.02	)(c)	1.24	1.22	–	(2.45)	(2.45)	–
9/30/2013	$10.85	(0.01	)(c)	3.04	3.03	–	(0.29)	(0.29)	–
9/30/2012	$8.64	(0.02	)(c)	2.24	2.22	(0.01)	–	(0.01)	–
9/30/2011(h)	$10.06	0.00	(g)	(1.42)	(1.42)	–	–	–	–
Class F-1
3/31/2014(b)	$13.74	0.03	(c)	1.27	1.30	(0.07)	(2.45)	(2.52)	–
9/30/2013	$10.93	0.08	(c)	3.06	3.14	(0.04)	(0.29)	(0.33)	–
9/30/2012	$8.68	0.06	(c)	2.24	2.30	(0.05)	–	(0.05)	–
9/30/2011(h)	$10.06	0.01		(1.39)	(1.38)	–	–	–	–
Class I
3/31/2014(b)	$13.73	0.05	(c)	1.26	1.31	(0.11)	(2.45)	(2.56)	–
9/30/2013	$10.93	0.11	(c)	3.06	3.17	(0.08)	(0.29)	(0.37)	–
9/30/2012	$8.68	0.08	(c)	2.24	2.32	(0.07)	–	(0.07)	–
9/30/2011(j)	$10.00	0.03		(1.35)	(1.32)	–	–	–	–
Transparent Value Large-Cap Growth Fund
Class A
3/31/2014(b)	$14.01	(0.01	)(c)	1.43	1.42	–	(1.47)	(1.47)	–
9/30/2013	$10.58	(0.01	)(c)	3.44	3.43	–	–	–	–
9/30/2012	$8.58	(0.05	)(c)	2.05	2.00	–	–	–	–
9/30/2011(h)	$10.03	(0.01)		(1.44)	(1.45)	–	–	–	–
Class C
3/31/2014(b)	$13.82	(0.05	)(c)	1.40	1.35	–	(1.47)	(1.47)	–
9/30/2013	$10.50	(0.08	)(c)	3.40	3.32	–	–	–	–
9/30/2012	$8.56	(0.11	)(c)	2.05	1.94	–	–	–	–
9/30/2011(h)	$10.03	(0.02)		(1.45)	(1.47)	–	–	–	–
Class F-1
3/31/2014(b)	$14.08	0.00	(c)(g)	1.43	1.43	–	(1.47)	(1.47)	–
9/30/2013	$10.61	0.02	(c)	3.45	3.47	–	–	–	–
9/30/2012	$8.59	(0.05	)(c)	2.07	2.02	–	–	–	–
9/30/2011(h)	$10.03	(0.03)		(1.41)	(1.44)	–	–	–	–
Class I
3/31/2014(b)	$14.15	0.02	(c)	1.44	1.46	–	(1.47)	(1.47)	–
9/30/2013	$10.65	0.04	(c)	3.46	3.50	–	–	–	–
9/30/2012	$8.60	(0.02	)(c)	2.07	2.05	–	–	–	–
9/30/2011(j)	$10.00	(0.02)		(1.38)	(1.40)	–	–	–	–

(a)	Total return does not reflect the effect of sales charges on Class A and Class C Shares.
(b)	For the six months ended March 31, 2014 (Unaudited).
(c)	Per share numbers have been calculated using the average share method.
(d)	Not Annualized.
(e)	Annualized.
(f)	Amounts include the effect of the interest expense associated with the Funds’ Line of Credit.
(g)	Less than $0.01.
(h)	Period from April 18, 2011 (inception date) through September 30, 2011.
(i)	Portfolio turnover rate is calculated at the Fund level and represents the period from February 10, 2011 (inception date) through September 30, 2011.
(j)	Period from February 10, 2011 (inception date) through September 30, 2011.
(k)	Less than 0.01%.

See Notes to Financial Statements.
46

Financial Highlights
For a share outstanding throughout the periods presented.

Net Asset Value End of Period	Total return(a)		Net assets, end of period (000)	Ratio of expenses before waivers/reimbursements to average net assets		Ratio of expenses after waivers/reimbursements to average net assets		Ratio of net investment income (loss) to average net assets		Portfolio turnover rate

$ 12.46	9.69	%(d)	$8,059	2.39	%(e)(f)	1.51	%(e)(f)	0.29	%(e)	89	%(d)
$ 13.68	29.32%		$8,097	2.58	%(f)	1.51	%(f)	0.53%		202%
$ 10.91	26.38%		$14,803	3.58	%(f)	1.51	%(f)	0.51%		301%
$ 8.67	(13.82	%)(d)	$772	7.96	%(e)	1.50	%(e)	0.84	%(e)	129	%(d)(i)

$ 12.36	9.30	%(d)	$1,247	3.02	%(e)(f)	2.11	%(e)(f)	(0.27	%)(e)	89	%(d)
$ 13.59	28.60%		$1,313	3.22	%(f)	2.11	%(f)	(0.07%)		202%
$ 10.85	25.69%		$1,062	4.18	%(f)	2.11	%(f)	(0.17%)		301%
$ 8.64	(14.11	%)(d)	$147	8.57	%(e)	2.10	%(e)	0.09	%(e)	129	%(d)(i)

$ 12.52	9.83	%(d)	$1,002	2.27	%(e)(f)	1.36	%(e)(f)	0.47	%(e)	89	%(d)
$ 13.74	29.53%		$595	2.47	%(f)	1.36	%(f)	0.66%		202%
$ 10.93	26.62%		$82	3.43	%(f)	1.36	%(f)	0.59%		301%
$ 8.68	(13.72	%)(d)	$9	8.48	%(e)	1.35	%(e)	0.42	%(e)	129	%(d)(i)

$ 12.48	9.90	%(d)	$7,454	2.02	%(e)(f)	1.11	%(e)(f)	0.69	%(e)	89	%(d)
$ 13.73	29.95%		$7,457	2.22	%(f)	1.11	%(f)	0.92%		202%
$ 10.93	26.89%		$3,117	3.18	%(f)	1.11	%(f)	0.79%		301%
$ 8.68	(13.20	%)(d)	$2,171	9.00	%(e)	1.10	%(e)	0.51	%(e)	129	%(d)

$ 13.96	10.35	%(d)	$3,940	3.37	%(e)(f)	1.51	%(e)(f)	(0.18	%)(e)	58	%(d)
$ 14.01	32.42%		$2,767	4.42	%(f)	1.51	%(f)	(0.12%)		142%
$ 10.58	23.31%		$826	5.32	%(f)	1.51	%(f)	(0.51%)		310%
$ 8.58	(14.46	%)(d)	$314	7.06	%(e)	1.50	%(e)	(0.58	%)(e)	112	%(d)(i)

$ 13.70	9.96	%(d)	$875	4.01	%(e)(f)	2.11	%(e)(f)	(0.78	%)(e)	58	%(d)
$ 13.82	31.62%		$756	5.12	%(f)	2.11	%(f)	(0.68%)		142%
$ 10.50	22.66%		$118	5.92	%(f)	2.11	%(f)	(1.13%)		310%
$ 8.56	(14.66	%)(d)	$17	8.78	%(e)	2.10	%(e)	(1.39	%)(e)	112	%(d)(i)

$ 14.04	10.37	%(d)	$59	3.26	%(e)(f)	1.36	%(e)(f)	0.00	%(e)(k)	58	%(d)
$ 14.08	32.71%		$42	4.37	%(f)	1.36	%(f)	0.13%		142%
$ 10.61	23.52%		$5	5.17	%(f)	1.36	%(f)	(0.45%)		310%
$ 8.59	(14.36	%)(d)	$4	8.36	%(e)	1.35	%(e)	(0.66	%)(e)	112	%(d)(i)

$ 14.14	10.53	%(d)	$3,610	3.01	%(e)(f)	1.11	%(e)(f)	0.22	%(e)	58	%(d)
$ 14.15	32.86%		$3,606	4.12	%(f)	1.11	%(f)	0.29%		142%
$ 10.65	23.84%		$2,732	4.92	%(f)	1.11	%(f)	(0.22%)		310%
$ 8.60	(14.00	%)(d)	$3,357	8.54	%(e)	1.10	%(e)	(0.41	%)(e)	112	%(d)

Semi-Annual Report | March 31, 2014 (Unaudited)	47

Financial Highlights
For a share outstanding throughout the periods presented.

Year or Period End	Net Asset Value - beginning of period	Net Investment Income (Loss)		Net realized and unrealized gain (loss) on investments	Total from investment operations	Distributions from net investment income	Distributions from net realized capital gains	Total distributions	Redemption Fees Added to Paid In Capital
Transparent Value Large - Cap Value Fund
Class A
3/31/2014(b)	$11.62	0.06	(c)	1.09	1.15	(0.08)	(1.42)	(1.50)	–
9/30/2013	$10.78	0.10	(c)	2.36	2.46	(0.14)	(1.48)	(1.62)	–
9/30/2012	$8.47	0.13	(c)	2.25	2.38	(0.07)	–	(0.07)	–
9/30/2011(g)	$10.03	0.02		(1.58)	(1.56)	–	–	–	–
Class C
3/31/2014(b)	$11.53	0.03	(c)	1.08	1.11	(0.03)	(1.42)	(1.45)	–
9/30/2013	$10.68	0.03	(c)	2.35	2.38	(0.05)	(1.48)	(1.53)	–
9/30/2012	$8.44	0.10	(c)	2.20	2.30	(0.06)	–	(0.06)	–
9/30/2011(g)	$10.03	0.03		(1.62)	(1.59)	–	–	–	–
Class F-1
3/31/2014(b)	$11.56	0.06	(c)	1.09	1.15	(0.20)	(1.42)	(1.62)	–
9/30/2013	$10.75	0.12	(c)	2.34	2.46	(0.17)	(1.48)	(1.65)	–
9/30/2012	$8.47	0.14	(c)	2.25	2.39	(0.11)	–	(0.11)	–
9/30/2011(g)	$10.03	0.06		(1.62)	(1.56)	–	–	–	–
Class I
3/31/2014(b)	$11.58	0.08	(c)	1.10	1.18	(0.13)	(1.42)	(1.55)	–
9/30/2013	$10.77	0.15	(c)	2.34	2.49	(0.20)	(1.48)	(1.68)	–
9/30/2012	$8.48	0.17	(c)	2.24	2.41	(0.12)	–	(0.12)	–
9/30/2011(i)	$10.00	0.07		(1.59)	(1.52)	–	–	–	–
Transparent Value Directional Allocation Fund
Class A
3/31/2014(b)	$13.37	(0.03	)(c)	1.27	1.24	–	(0.45)	(0.45)	–
9/30/2013	$10.62	(0.04	)(c)	2.90	2.86	(0.02)	(0.09)	(0.11)	–
9/30/2012(j)	$10.00	0.01	(c)	0.61	0.62	–	–	–	–
Class C
3/31/2014(b)	$13.28	(0.07	)(c)	1.26	1.19	–	(0.45)	(0.45)	–
9/30/2013	$10.59	(0.12	)(c)	2.90	2.78	–	(0.09)	(0.09)	–
9/30/2012(j)	$10.00	(0.01	)(c)	0.60	0.59	–	–	–	–
Class F-1
3/31/2014(b)	$13.37	(0.02	)(c)	1.27	1.25	–	(0.45)	(0.45)	–
9/30/2013	$10.62	(0.02	)(c)	2.89	2.87	(0.03)	(0.09)	(0.12)	–
9/30/2012(j)	$10.00	0.01	(c)	0.61	0.62	–	–	–	–
Class I
3/31/2014(b)	$13.41	0.00	(c)(k)	1.28	1.28	–	(0.45)	(0.45)	–
9/30/2013	$10.62	(0.01	)(c)	2.92	2.91	(0.03)	(0.09)	(0.12)	–
9/30/2012(j)	$10.00	0.01	(c)	0.61	0.62	–	–	–	–

(a)	Total return does not reflect the effect of sales charges on Class A and Class C Shares.
(b)	For the six months ended March 31, 2014 (Unaudited).
(c)	Per share numbers have been calculated using the average share method.
(d)	Not Annualized.
(e)	Annualized.
(f)	Amounts include the effect of the interest expense associated with the Funds’ Line of Credit.
(g)	Period from April 18, 2011 (inception date) through September 30, 2011.
(h)	Portfolio turnover rate is calculated at the Fund level and represents the period from February 10, 2011 (inception date) through September 30, 2011.
(i)	Period from February 10, 2011 (inception date) through September 30, 2011.
(j)	Period from June 18, 2012 (inception date) through September 30, 2012.
(k)	Less than $0.01.

See Notes to Financial Statements.

48

Financial Highlights
For a share outstanding throughout the periods presented.

Net Asset Value End of Period	Total return(a)		Net assets, end of period (000)	Ratio of expenses before waivers/reimbursements to average net assets		Ratio of expenses after waivers/reimbursements to average net assets		Ratio of net investment income (loss) to average net assets		Portfolio turnover rate

$ 11.27	10.35	%(d)	$1,616	4.35	%(e)(f)	1.51	%(e)(f)	1.04	%(e)	69	%(d)
$ 11.62	26.30%		$1,308	5.61	%(f)	1.51	%(f)	0.90%		178%
$ 10.78	28.16%		$431	6.12	%(f)	1.52	%(f)	1.30%		167%
$ 8.47	(15.55	%)(d)	$55	6.91	%(e)	1.50	%(e)	1.39	%(e)	110	%(d)(h)

$ 11.19	10.06	%(d)	$830	4.99	%(e)(f)	2.11	%(e)(f)	0.45	%(e)	69	%(d)
$ 11.53	25.53%		$625	6.21	%(f)	2.11	%(f)	0.28%		178%
$ 10.68	27.35%		$66	6.72	%(f)	2.12	%(f)	1.01%		167%
$ 8.44	(15.85	%)(d)	$4	8.90	%(e)	2.10	%(e)	0.64	%(e)	110	%(d)(h)

$ 11.09	10.42	%(d)	$6	4.24	%(e)(f)	1.36	%(e)(f)	1.05	%(e)	69	%(d)
$ 11.56	26.37%		$15	5.46	%(f)	1.36	%(f)	1.09%		178%
$ 10.75	28.34%		$5	5.97	%(f)	1.37	%(f)	1.40%		167%
$ 8.47	(15.55	%)(d)	$4	8.16	%(e)	1.35	%(e)	1.39	%(e)	110	%(d)(h)

$ 11.21	10.60	%(d)	$2,803	3.99	%(e)(f)	1.11	%(e)(f)	1.42	%(e)	69	%(d)
$ 11.58	26.79%		$2,910	5.21	%(f)	1.11	%(f)	1.36%		178%
$ 10.77	28.64%		$2,704	5.72	%(f)	1.12	%(f)	1.68%		167%
$ 8.48	(15.20	%)(d)	$4,471	8.03	%(e)	1.10	%(e)	1.78	%(e)	110	%(d)

$ 14.16	9.30	%(d)	$633,126	1.50	%(e)(f)	1.50	%(e)(f)	(0.40	%)(e)	212	%(d)
$ 13.37	27.22%		$291,488	1.63	%(f)	1.50	%(f)	(0.37%)		442%
$ 10.62	6.20	%(d)	$26,413	3.69	%(e)(f)	1.51	%(e)(f)	0.50	%(e)	171	%(d)

$ 14.02	8.98	%(d)	$434,202	2.10	%(e)(f)	2.10	%(e)(f)	(0.98	%)(e)	212	%(d)
$ 13.28	26.52%		$161,228	2.25	%(f)	2.10	%(f)	(1.01%)		442%
$ 10.59	5.90	%(d)	$4,378	4.29	%(e)(f)	2.11	%(e)(f)	(0.21	%)(e)	171	%(d)

$ 14.17	9.38	%(d)	$95,148	1.35	%(e)(f)	1.35	%(e)(f)	(0.23	%)(e)	212	%(d)
$ 13.37	27.33%		$39,406	1.50	%(f)	1.35	%(f)	(0.14%)		442%
$ 10.62	6.20	%(d)	$9,370	3.54	%(e)(f)	1.36	%(e)(f)	0.44	%(e)	171	%(d)

$ 14.24	9.58	%(d)	$798,493	1.10	%(e)(f)	1.10	%(e)(f)	0.02	%(e)	212	%(d)
$ 13.41	27.71%		$329,551	1.25	%(f)	1.10	%(f)	(0.04%)		442%
$ 10.62	6.20	%(d)	$4,443	3.29	%(e)(f)	1.11	%(e)(f)	0.41	%(e)	171	%(d)

Semi-Annual Report | March 31, 2014 (Unaudited)	49

Notes to Financial Statements
March 31, 2014 (Unaudited)

1. ORGANIZATION

Transparent Value Trust (the “Trust”), a Delaware statutory trust, is an open-end, management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and commonly known as a “mutual fund.” As of March 31, 2014, the Trust offered 8 registered funds, and this semi-annual report relates to these 8 funds. The accompanying financial statements and financial highlights include the Transparent Value Large-Cap Aggressive Fund, the Transparent Value Large-Cap Defensive Fund, the Transparent Value Large-Cap Market Fund, the Transparent Value Dividend Fund, the Transparent Value Large-Cap Core Fund, the Transparent Value Large-Cap Growth Fund, the Transparent Value Large-Cap Value Fund and the Transparent Value Directional Allocation Fund.

The Funds’ investment objectives are to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Transparent Value Large-Cap Aggressive IndexSM (the “Aggressive Index” or “Index”), the Transparent Value Large-Cap Defensive IndexSM (the “Defensive Index” or “Index”), the Transparent Value Large-Cap Market IndexSM (the “Market Index” or “Index”), the Transparent Value Dividend IndexSM (the “Dividend Index” or “Index”), the Transparent Value Large-Cap Core IndexSM (the “Core Index” or “Index”), the Transparent Value Large-Cap Growth IndexSM (the “Growth Index” or “Index”), the Transparent Value Large-Cap Value IndexSM (the “Value Index” or “Index”) and the Transparent Value Directional Allocation IndexSM (the “Allocation Index” or “Index”), respectively.

The Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest (“shares”) and different classes of shares of each series. Each Fund offers Class A Shares, Class C Shares, Class F-1 Shares and Class I Shares. Class A Shares issued by the Funds are subject to a maximum sales charge of 5.75% of the offering price. Class C Shares issued by the Funds are subject to a maximum deferred sales charge of 1.00% on the lower of the original purchase price or the value of the shares redeemed. Each Fund’s Class A Shares, Class C Shares and Class F-1 Shares are subject to a distribution and shareholder service (12b-1) fee. In addition, the Funds’ Class A Shares are subject to a shareholder and administrative service fee. Each Fund has authorized the creation of Class R shares, but such shares are not currently offered. All classes of shares have identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A) Net Asset Value: The net asset value (“NAV”) of the Fund share classes (Class A, Class C, Class F-1 and Class I) are computed based upon the value of the securities and other assets and liabilities held by the Fund. The NAV is determined as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern Time) on each day the NYSE is open for trading.

B) Investment Valuation: Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m., Eastern Time, if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, money market securities and other debt securities are priced based upon valuations provided by recognized independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. Money market securities and other debt securities with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. If such prices are not readily available or determined to not represent the fair value of the security as of a Fund’s pricing time, the security will be valued at fair value as determined by a valuation committee pursuant to the valuation policies approved by the Board. At March 31, 2014, none of the Fund’s assets were fair valued pursuant to the Board approved fair valuation policies.

C) Securities Transactions and Investment Income: Investment security transactions are accounted for as of trade date. Dividend income is recorded on the ex-dividend date. Net realized gains and losses from securities transactions are determined on the basis of identified cost for both financial reporting and income tax purposes.

D) Use of Estimates: The financial statements were prepared in conformity with GAAP, which requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements during the reporting period. Management believes the estimates are appropriate; however, actual results may differ from those estimates.

E) Distributions to Shareholders: The Funds intend to annually distribute to shareholders all of their net income and/or capital gains with the exception of the Transparent Value Dividend Fund which makes quarterly income distributions. Distributions to shareholders are recorded by the Funds on ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP.

The Funds recharacterize distributions received from Real Estate Investment Trust (“REIT”) investments based on information provided by the REITs into the following categories: ordinary income, long-term capital gains, and return of capital. If information

50

Notes to Financial Statements
March 31, 2014 (Unaudited)

is not available on a timely basis from the REITs, the recharacterization will be estimated based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REITs at a later date, a recharacterization will be made in the following year. The Funds record as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as long-term capital gain in the Statement of Operations, and the amount recharacterized as a return of capital as a reduction to the cost of investments in the Statement of Assets and Liabilities and in the Portfolio of Investments. These recharacterizations are reflected in the accompanying financial statements.

3. FAIR VALUE MEASUREMENTS

In accordance with GAAP, the Funds use a three-tier hierarchy to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the fair value of the Funds’ investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1—Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2—Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3—Significant unobservable prices or inputs (including a Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The valuation techniques used by the Funds to measure fair value during the six months ended March 31, 2014 maximized the use of observable inputs and minimized the use of unobservable inputs.

The following is a summary of the inputs used as of March 31, 2014 in valuing the Funds’ investments carried at fair value:

Transparent Value Large-Cap Aggressive Fund

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$58,159,503	$–	$–	$58,159,503
Exchange Traded Funds	164,969	–	–	164,969
TOTAL	$58,324,472	$–	$–	$58,324,472

Transparent Value Large-Cap Defensive Fund

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$71,782,985	$–	$–	$71,782,985
Exchange Traded Funds	299,077	–	–	299,077
TOTAL	$72,082,062	$–	$–	$72,082,062

Transparent Value Large-Cap Market Fund

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$121,986,343	$–	$–	$121,986,343
TOTAL	$121,986,343	$–	$–	$121,986,343

Transparent Value Dividend Fund

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$40,146,410	$–	$–	$40,146,410
Exchange Traded Funds	48,385	–	–	48,385
TOTAL	$40,194,795	$–	$–	$40,194,795

Semi-Annual Report | March 31, 2014 (Unaudited)	51

Notes to Financial Statements
March 31, 2014 (Unaudited)

Transparent Value Large-Cap Core Fund

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$17,581,555	$–	$–	$17,581,555
Exchange Traded Funds	61,162	–	–	61,162
TOTAL	$17,642,717	$–	$–	$17,642,717

Transparent Value Large-Cap Growth Fund

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$8,381,767	$–	$–	$8,381,767
Exchange Traded Funds	14,976	–	–	14,976
TOTAL	$8,396,743	$–	$–	$8,396,743

Transparent Value Large-Cap Value Fund

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$5,198,358	$–	$–	$5,198,358
TOTAL	$5,198,358	$–	$–	$5,198,358

Transparent Value Directional Allocation Fund

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$1,922,717,516	$–	$–	$1,922,717,516
Exchange Traded Funds	29,094,820	–	–	29,094,820
TOTAL	$1,951,812,336	$–	$–	$1,951,812,336

Please refer to the Schedule of Investments for additional information regarding the composition of the amounts listed above.

It is the Funds’ policy to recognize transfers into and out of all levels at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period.

For the six months ended March 31, 2014, the Funds did not have any unobservable inputs (Level 3) used in determining fair value.

4. INCOME TAX

The Funds’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Funds have qualified and intend to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code, as amended, for federal income tax purposes and to distribute substantially all net investment income and net capital gains. Accordingly, no provision has been made for federal income taxes.

Management has reviewed the Funds’ tax positions for all open tax years and concluded that the funds have no material uncertain tax position at March 31, 2014. As of and during the period ended March 31, 2014, the Funds did not have a liability for any unrecognized tax benefits. The Funds file U.S. federal, state, and local tax returns as required. The Funds’ tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Net unrealized appreciation(depreciation) of investments based on federal tax cost as of March 31, 2014, were as follows:

Transparent Value Large-Cap Aggressive Fund

Gross appreciation on investments (excess of value over tax cost)	$5,418,245
Gross depreciation on investments (excess of tax cost over value)	(566,626)
Net unrealized appreciation	$4,851,619

Cost of investments for income tax purposes	$53,472,853

Transparent Value Large-Cap Defensive Fund

Gross appreciation on investments (excess of value over tax cost)	$2,454,696
Gross depreciation on investments (excess of tax cost over value)	(726,640)
Net unrealized appreciation	$1,728,056

Cost of investments for income tax purposes	$70,354,006

Transparent Value Large-Cap Market Fund

Gross appreciation on investments (excess of value over tax cost)	$5,030,351
Gross depreciation on investments (excess of tax cost over value)	(1,397,859)
Net unrealized appreciation	$3,632,492

Cost of investments for income tax purposes	$118,353,851

52

Notes to Financial Statements
March 31, 2014 (Unaudited)

Transparent Value Dividend Fund

Gross appreciation on investments (excess of value over tax cost)	$2,623,008
Gross depreciation on investments (excess of tax cost over value)	(512,964)
Net unrealized appreciation	$2,110,044

Cost of investments for income tax purposes	$38,084,751

Transparent Value Large-Cap Core Fund

Gross appreciation on investments (excess of value over tax cost)	$1,356,856
Gross depreciation on investments (excess of tax cost over value)	(191,775)
Net unrealized appreciation	$1,165,081

Cost of investments for income tax purposes	$16,477,636

Transparent Value Large-Cap Growth Fund

Gross appreciation on investments (excess of value over tax cost)	$908,688
Gross depreciation on investments (excess of tax cost over value)	(103,035)
Net unrealized appreciation	$805,653

Cost of investments for income tax purposes	$7,591,090

Transparent Value Large-Cap Value Fund

Gross appreciation on investments (excess of value over tax cost)	$487,830
Gross depreciation on investments (excess of tax cost over value)	(75,255)
Net unrealized appreciation	$412,575

Cost of investments for income tax purposes	$4,785,783

Transparent Value Directional Allocation Fund

Gross appreciation on investments (excess of value over tax cost)	$47,723,956
Gross depreciation on investments (excess of tax cost over value)	(32,415,816)
Net unrealized appreciation	$15,308,140

Cost of investments for income tax purposes	$1,936,504,196

The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to tax deferral of losses in wash sales.

As of September 30, 2013, the most recent fiscal year end, the components of distributable earnings on a tax basis were as follows:

Transparent Value Large-Cap Aggressive Fund

Undistributed net investment income	$9,664,468
Accumulated net realized gain	817,130
Net unrealized appreciation on investments	5,796,291
Total	$16,277,889

Transparent Value Large-Cap Defensive Fund

Undistributed net investment income	$9,181,212
Accumulated net realized gain	2,225,174
Net unrealized appreciation on investments	2,546,323
Total	$13,952,709

Transparent Value Large-Cap Market Fund

Undistributed net investment income	$21,349,518
Accumulated net realized gain	2,265,582
Net unrealized appreciation on investments	5,242,270
Total	$28,857,370

Transparent Value Dividend Fund

Undistributed net investment income	$3,916,822
Accumulated net realized gain	733,007
Net unrealized appreciation on investments	1,248,547
Total	$5,898,376

Transparent Value Large-Cap Core Fund

Undistributed net investment income	$2,823,131
Accumulated net realized gain	252,158
Net unrealized appreciation on investments	1,351,630
Total	$4,426,919

Transparent Value Large-Cap Growth Fund

Undistributed net investment income	$656,011
Accumulated net realized gain	119,946
Net unrealized appreciation on investments	707,260
Total	$1,483,217

Transparent Value Large-Cap Value Fund

Undistributed net investment income	$495,670
Accumulated net realized gain	173,185
Net unrealized appreciation on investments	311,114
Total	$979,969

Semi-Annual Report | March 31, 2014 (Unaudited)	53

Notes to Financial Statements
March 31, 2014 (Unaudited)

Transparent Value Directional Allocation Fund

Undistributed net investment income	$43,927,720
Accumulated net realized gain	80,821
Net unrealized appreciation on investments	38,478,934
Total	$82,487,475

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. The amounts and characteristics of tax basis distributions and composition of distributable earnings (accumulated loss) are finalized at fiscal year-end: accordingly, tax basis balances have not been determined as of March 31, 2014.

The character of distributions paid for the year ending September 30, 2013 were as follows:

	Ordinary Income	Long-Term Capital Gain
Transparent Value Large-Cap Aggressive Fund	$745,006	$–
Transparent Value Large-Cap Defensive Fund	4,154,588	1,088,376
Transparent Value Large-Cap Market Fund	6,837,544	576,543
Transparent Value Dividend Fund	1,305,947	19,583
Transparent Value Large-Cap Core Fund	545,898	–
Transparent Value Large-Cap Growth Fund	–	–
Transparent Value Large-Cap Value Fund	492,710	34,966
Transparent Value Directional Allocation Fund	922,637	–

The tax components of distributable earnings are determined in accordance with income tax regulations which may differ from the composition of net assets under accounting principles generally accepted in the United States. Accordingly, for the period ended September 30, 2013, the most recent fiscal year end, certain differences were reclassified as follows:

	Undistributed Net Investment Income	Accumulated Net Realized Gain (Loss) on Investments	Paid-in Capital
Transparent Value Large-Cap Aggressive Fund	$74,892	$(74,892)	$–
Transparent Value Large-Cap Defensive Fund	$2	$(2)	$–
Transparent Value Large-Cap Market Fund	$127,438	$(127,438)	$–
Transparent Value Dividend Fund	$699	$(289)	$(410)
Transparent Value Large-Cap Core Fund	$381	$–	$(381)
Transparent Value Large-Cap Growth Fund	$7,637	$(7,454)	$(183)
Transparent Value Large-Cap Value Fund	$141	$–	$(141)
Transparent Value Directional Allocation Fund	$1,169,399	$(1,169,399)	$–

These differences were primarily due to the differing tax treatment of certain nondeductible expenses, net operating losses offset to short-term capital gains, and book/tax distribution differences.

Capital Loss Carryforwards

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized in tax years beginning after December 22, 2010 may be carried forward indefinitely, and the character of losses is retained as short-term and/or long-term. Under the law in effect prior to the Act, net capital losses were carried forward for eight years and treated as short-term.

As of September 30, 2013, the Funds did not generate any capital losses to carry-forward.

54

Notes to Financial Statements
March 31, 2014 (Unaudited)

5. INVESTMENT TRANSACTIONS

For the six months ended March 31, 2014, the cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition), are noted below. During the same period, there were no purchases or sales of long-term U.S. Government securities.

Transparent Value Large-Cap Aggressive Fund
Purchases	$64,699,263
Sales	73,678,506
Transparent Value Large-Cap Defensive Fund
Purchases	$101,428,134
Sales	111,751,151
Transparent Value Large-Cap Market Fund
Purchases	$187,176,637
Sales	200,460,625
Transparent Value Dividend Fund
Purchases	$37,465,260
Sales	45,762,230
Transparent Value Large-Cap Core Fund
Purchases	$15,565,146
Sales	17,019,888
Transparent Value Large-Cap Growth Fund
Purchases	$4,993,707
Sales	4,501,813
Transparent Value Large-Cap Value Fund
Purchases	$3,499,584
Sales	3,613,825
Transparent Value Directional Allocation Fund
Purchases	$4,022,882,503
Sales	3,001,498,420

6. INVESTMENT ADVISORY AND OTHER RELATED

PARTY TRANSACTIONS

The investment adviser to the Funds is Guggenheim Partners Investment Management, LLC (the “Adviser”), and the sub-adviser is Transparent Value Advisors, LLC (the “Sub-Adviser”). The Adviser, a Delaware limited liability company formed in 2005, is a diversified financial services firm with a sophisticated array of wealth and investment management services. Guggenheim Capital, LLC is the sole owner of the Adviser through Guggenheim Manager, Inc., Guggenheim Partners, LLC and GPIM Holdings, LLC. The Sub-Adviser, a Delaware limited liability company formed in 2006, selected and developed the Funds’ investment strategies and analyzes each Fund’s performance and adherence to such strategies. The Sub-Adviser is a wholly-owned subsidiary of Transparent Value, LLC, which, in turn, is a wholly-owned subsidiary of Guggenheim Transparent Value, LLC. Guggenheim Transparent Value, LLC is a majority-owned, indirect subsidiary of Guggenheim Partners, LLC.

Investment Advisory Agreement: The Trust and the Adviser have entered into an investment advisory agreement dated March 15, 2010, as amended (the “Advisory Agreement”) with respect to the Funds. Under the Advisory Agreement, the Adviser serves as the investment adviser, makes investment decisions for each Fund, and manages the investment portfolios and business affairs of the Funds, subject to the supervision of, and policies established by, the Trustees of the Trust. For its services under the Advisory Agreement, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.95% of the average daily net assets of each Fund.

The Adviser has contractually agreed to reduce fees and reimburse expenses of each Fund to the extent necessary to keep net expenses (excluding interest, taxes, acquired fund fees and expenses, brokerage commissions and extraordinary expenses) from exceeding 1.50%, 2.10%, 1.35% and 1.10% of each Fund’s average daily net assets of the Class A Shares, Class C Shares, Class F-1 Shares and Class I, respectively, until January 31, 2015. If at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements for a Fund, that Fund will reimburse the Adviser for all or a portion of its prior fee reductions or expense reimbursements made for the Fund during the preceding three-year period during which this agreement was in place, provided that the Fund’s expense limitation is not exceeded. No reimbursement shall be paid to the Adviser with respect to any Fund until reported to the Board. This Agreement may be terminated: (i) by the Board, for any reason at any time; or (ii) by the Adviser, no more than sixty (60) days’ nor less than thirty (30) days’ prior written notice to the Trust, effective as of the close of business on the last day of the then current one-year period. Amounts waived/or reimbursed by the Adviser are disclosed in the Statement of Operations.

As of March 31, 2014, the balances of recoupable expenses for the Funds were as follows:

	Expires 2014	Expires 2015	Expires 2016	Expires 2017
Transparent Value Large-Cap Aggressive Fund
Class A	$6,493	$42,440	$5,637	$1,836
Class C	197	2,011	2,763	1,476
Class F-1	408,153	230,994	101,495	29,436
Class I	20,950	63,612	87,625	28,964
Transparent Value Large-Cap Defensive Fund
Class A	$2,032	$36,892	$27,486	$6,963
Class C	129	16,232	29,306	12,582
Class F-1	399,138	238,961	93,872	25,946
Class I	18,574	59,888	67,057	24,150
Transparent Value Large-Cap Market Fund
Class A	$23,991	$121,823	$53,034	$10,921
Class C	2,895	33,819	30,813	9,965
Class F-1	402,876	206,370	89,715	19,984
Class I	32,873	170,379	110,129	27,912
Transparent Value Dividend Fund
Class A	$13,055	$103,280	$103,537	$37,743
Class C	1,321	30,657	32,577	14,317
Class F-1	362	28,878	37,458	11,584
Class I	119,643	54,801	20,575	7,058

Semi-Annual Report | March 31, 2014 (Unaudited)	55

Notes to Financial Statements
March 31, 2014 (Unaudited)

	Expires 2014	Expires 2015	Expires 2016	Expires 2017
Transparent Value Large-Cap Core Fund
Class A	$8,937	$152,582	$116,311	$35,177
Class C	1,935	14,196	13,180	6,027
Class F-1	250	1,534	4,200	3,451
Class I	124,253	55,668	52,426	33,985
Transparent Value Large-Cap Growth Fund
Class A	$3,549	$70,131	$61,466	$31,422
Class C	188	3,260	9,242	7,842
Class F-1	156	193	427	490
Class I	131,850	123,170	94,089	34,598
Transparent Value Large-Cap Value Fund
Class A	$438	$13,744	$38,366	$21,871
Class C	149	1,037	14,175	10,934
Class F-1	149	231	286	138
Class I	135,079	174,383	111,792	41,427
Transparent Value Directional Allocation Fund
Class A	N/A	N/A	$79,430	N/A
Class C	N/A	N/A	66,760	N/A
Class F-1	N/A	31,369	30,027	N/A
Class I	N/A	N/A	138,401	N/A

Sub-Advisory Agreement: The Sub-Adviser and the Adviser have entered into an investment sub-advisory agreement dated March 15, 2010, as amended (the “Sub-Advisory Agreement”). Under the Sub-Advisory Agreement, the Sub-Adviser provides services and advice to the Funds and the Adviser in connection with each Fund’s efforts to replicate its Index. For its services under the Sub-Advisory Agreement, the Sub-Adviser is entitled to a fee, which is calculated daily and paid monthly, by the Adviser, out of the advisory fees it receives from the Funds, at an annual rate of 0.95% based on the average daily net assets of each Fund.

Certain officers of the Funds are also officers and owners of the Sub-Adviser.

ALPS Distributors, Inc. (the “Distributor” or “ADI”) serves as the Funds’ distributor. The Distributor acts as the principal underwriter for the Trust’s shares.

Distribution Plan: The Trust has adopted a Distribution and Service Plan (the “Plan”) in accordance with the provisions of Rule 12b-1 under the 1940 Act (the “12b-1 Plan”) which provides that Class A Shares, Class C Shares and Class F-1 Shares of each Fund pay the Distributor an annual fee of up to a maximum of 0.25%, 1.00% and 0.25%, respectively, of the average daily net assets of the shares. Under the Plan, the Distributor may use the fee to make payments pursuant to written agreements to financial institutions and intermediaries such as banks, savings and loan associations and insurance companies including, without limit, investment counselors, broker-dealers and the Distributor’s affiliates and subsidiaries (collectively, “Agents”) as compensation for services and reimbursement of expenses incurred in connection with distribution assistance and the provision of shareholder services.

Shareholder Servicing Plan: The Funds have adopted a shareholder servicing plan (the “Service Plan”) under which a shareholder and/or administration services fee equal to an annual rate of up to 0.15% of the average daily net assets of each Fund’s Class A Shares will be paid to certain service providers for performing certain shareholder and administrative services.

An employee of ADI serves as the Funds’ Chief Compliance Officer. The Chief Compliance Officer is the only officer who receives compensation from the Trust for his services.

ALPS Fund Services, Inc. serves as the Funds’ administrator and as the Funds’ transfer agent and dividend paying agent. The Bank of New York Mellon is the Funds’ custodian.

7. LINE OF CREDIT

The Funds had a $10,000,000 Line of Credit (the “Line”), until June 5, 2013 when the Line was increased to $25,000,000, which is uncommitted, with The Bank of New York Mellon. The Line is for temporary or emergency purposes such as to provide liquidity for shareholder redemptions. The Funds incur interest expense to the extent of amounts drawn (borrowed) under the Line. Interest is based on the higher of the federal funds rate, one-month LIBOR or an overnight Eurodollar Rate, as stated in the terms of the agreement, in effect at the time of borrowing, plus a margin. As of March 31, 2014, no funds had outstanding amounts on the Line.

The allocated amount for each Fund is referenced in the Statements of Operations under “Interest Expense” and the effect on the expense ratio is footnoted in the Financial Highlights.

Fund	Average Interest Rate	Average Outstanding Line of Credit*
Transparent Value Large-Cap Aggressive Fund	1.666%	$511,875
Transparent Value Large-Cap Defensive Fund	1.668%	448,421
Transparent Value Large-Cap Market Fund	1.667%	994,450
Transparent Value Dividend Fund	1.670%	1,205,000
Transparent Value Large-Cap Core Fund	1.670%	319,714

*	The Average Outstanding Line of Credit is based on the number of days the Line was outstanding during the period.

8. SHARES OF BENEFICIAL INTEREST

At March 31, 2014, the Trust had an unlimited number of shares of beneficial interest authorized with no par value per share. The Funds have the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes.

56

Notes to Financial Statements
March 31, 2014 (Unaudited)

Transactions of Shares were as follows:

	For the Six Months Ended March 31, 2014 (Unaudited)	For the Year Ended September 30, 2013
SUMMARY OF CAPITAL SHARE ACTIVITY:
Transparent Value Large-Cap Aggressive Fund
Class A:
Beginning of period	242,963	186,034
Shares sold	69,597	134,278
Shares issued in reinvestment of distributions to shareholders	30,200	2,325
Shares redeemed	(144,820)	(79,674)
Net increase (decrease) in shares outstanding	(45,023)	56,929
Shares outstanding, end of period	197,940	242,963

Class C:
Beginning of period	83,641	37,554
Shares sold	50,824	81,313
Shares issued in reinvestment of distributions to shareholders	17,005	416
Shares redeemed	(27,031)	(35,642)
Net increase in shares outstanding	40,798	46,087
Shares outstanding, end of period	124,439	83,641

Class F-1:
Beginning of period	2,233,268	2,377,297
Shares sold	5,414	7,005
Shares issued in reinvestment of distributions to shareholders	5,402	567
Shares redeemed	(190,025)	(151,601)
Net decrease in shares outstanding	(179,209)	(144,029)
Shares outstanding, end of period	2,054,059	2,233,268

Class I:
Beginning of period	1,918,735	1,899,875
Shares sold	72,979	321,169
Shares issued in reinvestment of distributions to shareholders	322,651	28,243
Shares redeemed	(70,031)	(330,552)
Net increase in shares outstanding	325,599	18,860
Shares outstanding, end of period	2,244,334	1,918,735

	For the Six Months Ended March 31, 2014 (Unaudited)	For the Year Ended September 30, 2013
SUMMARY OF CAPITAL SHARE ACTIVITY:
Transparent Value Large-Cap Defensive Fund
Class A:
Beginning of period	862,769	780,363
Shares sold	88,253	341,690
Shares issued in reinvestment of distributions to shareholders	125,807	69,532
Shares redeemed	(170,679)	(328,816)
Net increase in shares outstanding	43,381	82,406
Shares outstanding, end of period	906,150	862,769

Class C:
Beginning of period	855,833	545,179
Shares sold	91,432	324,512
Shares issued in reinvestment of distributions to shareholders	135,125	48,227
Shares redeemed	(38,454)	(62,085)
Net increase in shares outstanding	188,103	310,654
Shares outstanding, end of period	1,043,936	855,833

Class F-1:
Beginning of period	2,076,688	2,343,977
Shares sold	28,281	68,147
Shares issued in reinvestment of distributions to shareholders	14,490	4,776
Shares redeemed	(220,566)	(340,212)
Net decrease in shares outstanding	(177,795)	(267,289)
Shares outstanding, end of period	1,898,893	2,076,688

Class I:
Beginning of period	1,815,442	1,417,485
Shares sold	107,691	927,843
Shares issued in reinvestment of distributions to shareholders	208,890	104,227
Shares redeemed	(253,392)	(634,113)
Net increase in shares outstanding	63,189	397,957
Shares outstanding, end of period	1,878,631	1,815,442

Semi-Annual Report | March 31, 2014 (Unaudited)	57

Notes to Financial Statements
March 31, 2014 (Unaudited)

	For the Six Months Ended March 31, 2014 (Unaudited)	For the Year Ended September 30, 2013
SUMMARY OF CAPITAL SHARE ACTIVITY:
Transparent Value Large-Cap Market Fund
Class A:
Beginning of period	2,069,536	1,934,681
Shares sold	422,478	616,407
Shares issued in reinvestment of distributions to shareholders	401,413	117,746
Shares redeemed	(573,316)	(599,298)
Net increase in shares outstanding	250,575	134,855
Shares outstanding, end of period	2,320,111	2,069,536

Class C:
Beginning of period	1,017,800	782,820
Shares sold	160,526	343,366
Shares issued in reinvestment of distributions to shareholders	218,777	53,761
Shares redeemed	(118,140)	(162,147)
Net increase in shares outstanding	261,163	234,980
Shares outstanding, end of period	1,278,963	1,017,800

Class F-1:
Beginning of period	2,480,021	2,704,100
Shares sold	37,042	206,896
Shares issued in reinvestment of distributions to shareholders	84,145	32,917
Shares redeemed	(393,329)	(463,892)
Net decrease in shares outstanding	(272,142)	(224,079)
Shares outstanding, end of period	2,207,879	2,480,021

Class I:
Beginning of period	2,953,191	3,577,039
Shares sold	851,189	1,199,061
Shares issued in reinvestment of distributions to shareholders	514,991	231,719
Shares redeemed	(680,723)	(2,054,628)
Net increase (decrease) in shares outstanding	685,457	(623,848)
Shares outstanding, end of period	3,638,648	2,953,191

	For the Six Months Ended March 31, 2014 (Unaudited)	For the Year Ended September 30, 2013
SUMMARY OF CAPITAL SHARE ACTIVITY:
Transparent Value Dividend Fund
Class A:
Beginning of period	1,956,685	832,213
Shares sold	208,206	1,394,723
Shares issued in reinvestment of distributions to shareholders	219,372	58,956
Shares redeemed	(583,986)	(329,207)
Net increase (decrease) in shares outstanding	(156,408)	1,124,472
Shares outstanding, end of period	1,800,277	1,956,685

Class C:
Beginning of period	645,524	276,792
Shares sold	123,506	389,335
Shares issued in reinvestment of distributions to shareholders	68,475	15,589
Shares redeemed	(183,337)	(36,192)
Net increase in shares outstanding	8,644	368,732
Shares outstanding, end of period	654,168	645,524

Class F-1:
Beginning of period	661,139	202,124
Shares sold	17,302	553,207
Shares issued in reinvestment of distributions to shareholders	65,802	18,436
Shares redeemed	(230,198)	(112,628)
Net increase (decrease) in shares outstanding	(147,094)	459,015
Shares outstanding, end of period	514,045	661,139

Class I:
Beginning of period	300,563	270,873
Shares sold	37,155	36,384
Shares issued in reinvestment of distributions to shareholders	15,641	2,832
Shares redeemed	(20,012)	(9,526)
Net increase in shares outstanding	32,784	29,690
Shares outstanding, end of period	333,347	300,563

58

Notes to Financial Statements
March 31, 2014 (Unaudited)

	For the Six Months Ended March 31, 2014 (Unaudited)	For the Year Ended September 30, 2013
SUMMARY OF CAPITAL SHARE ACTIVITY:
Transparent Value Large-Cap Core Fund
Class A:
Beginning of period	591,747	1,356,503
Shares sold	83,133	265,595
Shares issued in reinvestment of distributions to shareholders	109,365	36,176
Shares redeemed	(137,588)	(1,066,527)
Net increase (decrease) in shares outstanding	54,910	(764,756)
Shares outstanding, end of period	646,657	591,747

Class C:
Beginning of period	96,610	97,851
Shares sold	60,170	18,667
Shares issued in reinvestment of distributions to shareholders	14,572	2,206
Shares redeemed	(70,519)	(22,114)
Net increase (decrease) in shares outstanding	4,223	(1,241)
Shares outstanding, end of period	100,833	96,610

Class F-1:
Beginning of period	43,271	7,523
Shares sold	31,966	37,817
Shares issued in reinvestment of distributions to shareholders	8,571	390
Shares redeemed	(3,728)	(2,459)
Net increase in shares outstanding	36,809	35,748
Shares outstanding, end of period	80,080	43,271

Class I:
Beginning of period	543,118	285,059
Shares sold	–	266,058
Shares issued in reinvestment of distributions to shareholders	59,778	913
Shares redeemed	(5,626)	(8,912)
Net increase in shares outstanding	54,152	258,059
Shares outstanding, end of period	597,270	543,118

	For the Six Months Ended March 31, 2014 (Unaudited)	For the Year Ended September 30, 2013
SUMMARY OF CAPITAL SHARE ACTIVITY:
Transparent Value Large-Cap Growth Fund
Class A:
Beginning of period	197,562	78,033
Shares sold	103,770	160,855
Shares issued in reinvestment of distributions to shareholders	22,723	–
Shares redeemed	(41,898)	(41,326)
Net increase in shares outstanding	84,595	119,529
Shares outstanding, end of period	282,157	197,562

Class C:
Beginning of period	54,746	11,204
Shares sold	3,855	43,580
Shares issued in reinvestment of distributions to shareholders	5,974	–
Shares redeemed	(669)	(38)
Net increase in shares outstanding	9,160	43,542
Shares outstanding, end of period	63,906	54,746

Class F-1:
Beginning of period	2,952	499
Shares sold	931	2,453
Shares issued in reinvestment of distributions to shareholders	318	–
Shares redeemed	–	–
Net increase in shares outstanding	1,249	2,453
Shares outstanding, end of period	4,201	2,952

Class I:
Beginning of period	254,762	256,540
Shares sold	–	6,320
Shares issued in reinvestment of distributions to shareholders	506	–
Shares redeemed	(1)	(8,098)
Net increase (decrease) in shares outstanding	505	(1,778)
Shares outstanding, end of period	255,267	254,762

Semi-Annual Report | March 31, 2014 (Unaudited)	59

Notes to Financial Statements
March 31, 2014 (Unaudited)

	For the Six Months Ended March 31, 2014 (Unaudited)	For the Year Ended September 30, 2013
SUMMARY OF CAPITAL SHARE ACTIVITY:
Transparent Value Large-Cap Value Fund
Class A:
Beginning of period	112,537	40,025
Shares sold	26,955	82,706
Shares issued in reinvestment of distributions to shareholders	18,149	7,011
Shares redeemed	(14,316)	(17,205)
Net increase in shares outstanding	30,788	72,512
Shares outstanding, end of period	143,325	112,537

Class C:
Beginning of period	54,183	6,135
Shares sold	14,458	45,588
Shares issued in reinvestment of distributions to shareholders	8,464	2,460
Shares redeemed	(2,910)	–
Net increase in shares outstanding	20,012	48,048
Shares outstanding, end of period	74,195	54,183

Class F-1:
Beginning of period	1,273	499
Shares sold	1,088	774
Shares issued in reinvestment of distributions to shareholders	2	–
Shares redeemed	(1,852)	–
Net increase (decrease) in shares outstanding	(762)	774
Shares outstanding, end of period	511	1,273

Class I:
Beginning of period	251,294	251,097
Shares sold	–	2,717
Shares issued in reinvestment of distributions to shareholders	184	197
Shares redeemed	(1,478)	(2,717)
Net increase (decrease) in shares outstanding	(1,294)	197
Shares outstanding, end of period	250,000	251,294

	For the Six Months Ended March 31, 2014 (Unaudited)	For the Year Ended September 30, 2013
SUMMARY OF CAPITAL SHARE ACTIVITY:
Transparent Value Directional Allocation Fund
Class A:
Beginning of period	21,808,703	2,487,121
Shares sold	26,589,754	21,741,744
Shares issued in reinvestment of distributions to shareholders	993,595	48,621
Shares redeemed	(4,669,417)	(2,468,783)
Net increase in shares outstanding	22,913,932	19,321,582
Shares outstanding, end of period	44,722,635	21,808,703

Class C:
Beginning of period	12,144,932	413,406
Shares sold	18,926,392	11,941,615
Shares issued in reinvestment of distributions to shareholders	525,141	11,592
Shares redeemed	(616,043)	(221,681)
Net increase in shares outstanding	18,835,490	11,731,526
Shares outstanding, end of period	30,980,422	12,144,932

Class F-1:
Beginning of period	2,947,136	882,528
Shares sold	4,120,738	2,414,370
Shares issued in reinvestment of distributions to shareholders	136,153	12,409
Shares redeemed	(491,386)	(362,171)
Net increase in shares outstanding	3,765,505	2,064,608
Shares outstanding, end of period	6,712,641	2,947,136

Class I:
Beginning of period	24,569,890	418,304
Shares sold	35,873,911	26,012,496
Shares issued in reinvestment of distributions to shareholders	820,074	13,246
Shares redeemed	(5,175,633)	(1,874,156)
Net increase in shares outstanding	31,518,352	24,151,586
Shares outstanding, end of period	56,088,242	24,569,890

60

Notes to Financial Statements
March 31, 2014 (Unaudited)

9. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of the Fund creates a presumption of control of the Fund, under section 2(a)(9) of the Investment Company Act of 1940. As of March 31, 2014, the following entities owned, of record or beneficially 25%, or greater of a share class of a Fund’s outstanding shares:

Fund	Class	Name	Percentage
Transparent Value Large-Cap Aggressive Fund	Class A	UBS Financial Services Inc.	33.88%
Transparent Value Large-Cap Aggressive Fund	Class F-1	SG Americas Securities LLC	98.24%
Transparent Value Large-Cap Aggressive Fund	Class I	Prime Nominees Ltd.	82.97%
Transparent Value Large-Cap Defensive Fund	Class F-1	SG Americas Securities LLC	96.47%
Transparent Value Large-Cap Defensive Fund	Class I	Prime Nominees Ltd.	29.45%
Transparent Value Large-Cap Market Fund	Class A	UBS Financial Services Inc.	34.77%
Transparent Value Large-Cap Market Fund	Class C	UBS Financial Services Inc.	31.31%
Transparent Value Large-Cap Market Fund	Class F-1	SG Americas Securities LLC	81.39%
Transparent Value Large-Cap Market Fund	Class I	Charles Schwab & Co Inc.	46.69%
Transparent Value Dividend Fund	Class A	UBS Financial Services Inc.	54.27%
Transparent Value Dividend Fund	Class C	UBS Financial Services Inc.	59.82%
Transparent Value Dividend Fund	Class F-1	Raymond James	80.82%
Transparent Value Dividend Fund	Class I	Jasper Park Funding LLC	60.00%
Transparent Value Large-Cap Core Fund	Class A	UBS Financial Services Inc.	72.36%
Transparent Value Large-Cap Core Fund	Class C	UBS Financial Services Inc.	41.19%
Transparent Value Large-Cap Core Fund	Class F-1	Raymond James	91.85%
Transparent Value Large-Cap Core Fund	Class I	John W Herdlein	35.55%
Transparent Value Large-Cap Core Fund	Class I	Jasper Park Funding LLC	41.86%
Transparent Value Large-Cap Growth Fund	Class A	UBS Financial Services Inc.	81.25%
Transparent Value Large-Cap Growth Fund	Class C	UBS Financial Services Inc.	86.90%
Transparent Value Large-Cap Growth Fund	Class F-1	Raymond James	31.24%
Transparent Value Large-Cap Growth Fund	Class I	Jasper Park Funding LLC	97.94%
Transparent Value Large-Cap Value Fund	Class A	UBS Financial Services Inc.	67.27%
Transparent Value Large-Cap Value Fund	Class C	UBS Financial Services Inc.	71.91%

Fund	Class	Name	Percentage
Transparent Value Large-Cap Value Fund	Class F-1	GPIM Holdings LLC	97.51%
Transparent Value Large-Cap Value Fund	Class I	Jasper Park Funding LLC	100.00%
Transparent Value Directional Allocation Fund	Class A	UBS Financial Services Inc.	58.20%
Transparent Value Directional Allocation Fund	Class F-1	Raymond James	37.69%
Transparent Value Directional Allocation Fund	Class I	Merrill Lynch Pierce Fenner & Smith	31.72%

10. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Trust may enter into contracts that contain a variety of representations which provide general indemnifications for certain liabilities. Each Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims. However, since their commencement of operations, the Funds have not had claims or losses pursuant to these contracts and expect the risk of loss to be remote. Further, certain of the Trust’s contracts with service providers contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is also unknown since the amount of any future claims that may be made against the Funds cannot be determined and the Funds have no historical basis for predicting the likelihood of any such claims.

11. RECENT ACCOUNTING PRONOUNCEMENTS

In June 2013, the FASB issued ASU 2013-08, Amendments to the Scope, Measurement and Disclosure Requirements (“ASU 2013-08”), modifying Accounting Standards Codification (“ASC”) 946. The modifications were a result of a joint effort by the FASB and the International Accounting Standards Board to develop a consistent approach for determining whether an entity is an investment company for which fair value of investments is the most relevant measurement. ASU 2013-08 requires reporting entities to disclose that it is an investment company and is applying the guidance as set forth in ASC 946, to disclose any changes in, and the reasons for, its status as an investment company and to disclose information related to whether it has provided or is contractually required to provide financial support to any of its investees. The effective date of ASU 2013-08 is for interim and annual periods beginning after December 15, 2013. At this time, management is evaluating the implications of this requirement and the impact it will have to the financial statement amounts and footnote disclosures, if any.

Semi-Annual Report | March 31, 2014 (Unaudited)	61

Additional Information
March 31, 2014 (Unaudited)

1. COMPENSATION OF TRUSTEES

Each Independent Trustee is paid $50,000 per annum for attendance at regularly scheduled quarterly meetings of the Board (including any scheduled meetings of the Trust’s audit committee or nominating committee), plus an additional $1,000 and $2,500 per special meeting attended telephonically and in-person, respectively. Each Trustee is also reimbursed for any out-of-pocket and travel expenses incurred in connection with their attendance at meetings of the Board.

2. PROXY VOTING

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted proxies relating to portfolio securities for the most recent 12 month period ended June 30 is available without charge, upon request, by calling the Funds toll-free at 1-888-727-6885 or on the Securities and Exchange Commission’s (SEC) website at http://www.sec.gov.

3. PORTFOLIO HOLDINGS

The Funds file their complete schedule of positions with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC website at http://www.sec.gov. The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

4. BOARD APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

At a meeting held on March 5-6, 2014, the Board of Trustees (the “Board”) of Transparent Value Trust (the “Trust”) unanimously approved the renewal for an additional annual period the investment advisory agreement between the Trust and Guggenheim Partners Investment Management, LLC, a Delaware limited liability company (the “Adviser”) (the “Advisory Agreement”), on behalf of Transparent Value Large-Cap Aggressive Fund, Transparent Value Large-Cap Core Fund, Transparent Value Large-Cap Defensive Fund, Transparent Value Dividend Fund, Transparent Value Large-Cap Growth Fund, Transparent Value Large-Cap Market Fund, Transparent Value Large-Cap Value Fund, and Transparent Value Directional Allocation Fund (the “Funds”). The Board also approved on behalf of each of the Funds the renewal for an additional annual period the investment sub-advisory agreement between Transparent Value Advisors, LLC, a Delaware limited liability company (the “Sub-Adviser,” and together with the Adviser, the “Advisers”) and the Adviser, pursuant to which the Sub-Adviser performs portfolio management and related services for the Funds (the “Sub-Advisory Agreement,” and together with the Advisory Agreement, the “Agreements”). The renewal of each of the Agreements on behalf of each of the Funds was also unanimously approved by a separate vote of members of the Board (the “Trustees”) who are not “interested persons,” as defined by the Investment Company Act of 1940, of the Trust (the “Independent Trustees”).

In connection with its consideration of the Agreements, the Board, including the Independent Trustees, requested, received and evaluated materials about the Agreements, the Advisers and the services provided by the Advisers under the Agreements, including information about the investment advisory fee rates and related matters provided by the Advisers. The information provided by the Advisers in connection with the Board’s consideration of these matters was in addition to the detailed information about the Funds that the Board receives and reviews at its meetings during the course of each year, including information relating to the Funds’ operations and investment performance and the services of the Advisers. In connection with its consideration, the Board reviewed detailed analyses prepared by Lipper, Inc., an independent provider of investment company data, which included information comparing the investment advisory fee rates and expense ratios for each of the Funds with a group of comparable funds as selected by Lipper (the “Lipper Report”). The Board also received and reviewed various other materials that it deemed relevant to its consideration of the Agreements. At the meeting, representatives from the Advisers reviewed and commented on the information delivered to the Board and answered questions from Board members to help the Board evaluate each Adviser’s fees and other aspects of the Agreements. The Independent Trustees also consulted with the Trust’s legal counsel and their independent legal counsel, who advised them on the legal standards for consideration of the Agreements, and otherwise assisted the Independent Trustees in their deliberations. In addition, the Independent Trustees met in executive session outside the presence of the Advisers to discuss the information submitted to the Board in connection with the renewal of the Agreements.

With respect to each of the Agreements, the Board considered factors bearing on the nature, extent and quality of the services provided to the Funds, and the costs to the Advisers of providing those services, with a view toward making a reasonable business judgment as to whether each of the Agreements is, under all of the circumstances, in the best interests of the Trust, the Funds and their shareholders. In its deliberations, the Board did not identify any single factor that was paramount or controlling and individual Trustees may have attributed different weights to various factors. The factors considered by the Board and the conclusions reached were as follows:

Nature, quality, and extent of services provided by the Adviser and Sub-Adviser

The Board reviewed the services provided by the Adviser and Sub-Adviser and the qualifications and backgrounds of the portfolio managers and other personnel responsible for providing services to the Funds. The Board also considered information relating to the financial condition of the

62

Additional Information
March 31, 2014 (Unaudited)

Adviser and Sub-Adviser to determine whether adequate resources were available to provide the level of service expected to be provided to the Funds. The Board reviewed and considered information provided by each of the Advisers regarding its management and personnel and its business activities and affiliations. Based on its review, the Independent Trustees determined that the Adviser, the Sub-Adviser and their respective personnel were well-qualified to provide all required services to the Funds and were providing services that are of high quality, and that each firm had access to appropriate resources to continue to provide such services.

Performance of the Funds

The Board reviewed the investment performance of each of the Funds and considered the Funds’ performance relative to mutual funds in their peer groups as set forth in the Lipper Report. Based on this review, the Independent Trustees concluded that the performance of each of the Funds was within the range of (and in some cases better than) the performance of peer group mutual funds. They also determined that the Funds’ investment strategies were performing as anticipated and that the investment methodology employed in management of the Funds was delivering value to each of the Funds and its shareholders.

Cost of services provided and profits realized by the Adviser, Sub-Adviser and their affiliates under the Agreements, and comparative fees

The Board considered the estimated costs to the Adviser and Sub-Adviser of providing services to the Funds and reviewed the investment advisory fees paid pursuant to the Agreements. In addition, the Board considered the fee arrangement between the Adviser and Sub-Adviser. The Board reviewed information provided in the Lipper Report regarding advisory fees of mutual funds in the Funds’ peer groups and evaluated the existing advisory fee arrangements in light of this information and the factors that judicial decisions have specified as pertinent generally, taking into account the warning in recent judicial decisions regarding relying too heavily on fee comparisons. The Board noted that the relatively small asset bases of the Funds (with the exception of Transparent Value Directional Allocation Fund) contributed to their higher expense rankings compared to mutual funds in their respective peer groups, however, it was also noted that the Funds’ expense ratios are within range of similar mutual funds after considering the Advisers’ waiver of Fund fees and absorption of Fund expenses. In addition, the Board noted that the Funds’ advisory fees reflected the Advisers’ costs of providing services under the Agreements, including the costs of formulating and operating the proprietary Required Business Performance investment methodology that is used in managing the investment portfolios of the Funds. The Board reviewed information regarding the profitability of the Adviser’s and Sub-Adviser’s relationships with the Funds, noting that neither firm had realized a profit from its relationship with any of the Funds based on fees received and estimated costs incurred during the year ended December 31, 2013. However, it was noted that, based on the current asset size of Transparent Value Directional Allocation Fund, it is likely that the Sub-Adviser will realize a profit with respect to that Fund in the current year. Based on the foregoing considerations, the Independent Trustees determined that they were satisfied that the investment advisory fee rate for each Fund was consistent with applicable standards and was reasonable and fair.

Economies of scale

The Board observed that economies of scale are generally realized when a mutual fund’s assets increase significantly. The Board noted that the Funds were recently formed and, with the exception of Transparent Value Directional Allocation Fund, have not reached a size that would allow the Adviser or Sub-Adviser to realize economies of scale in the costs of providing services that could be shared with the Funds. The Board determined that it would revisit this issue as appropriate in the future. With respect to Transparent Value Directional Allocation Fund, the Board noted that the Fund had only recently achieved a size that might allow the Adviser and Sub-Adviser to start realizing economies of scale and will consider the appropriateness of sharing any economies of scale associated with services provided to this Fund during its next annual consideration of the Agreements based on fees paid to the Advisers and the Advisers’ costs during the current year.

Ancillary benefits received by the Adviser or Sub-Adviser due to their relationships with the Funds

The Board considered whether any ancillary benefits accrue to the Adviser and Sub-Adviser through their relationships with the Funds and noted that the Advisers have represented that they have not identified any indirect benefits from their relationships with the Funds.

Conclusion

After an evaluation of the factors described above, and based on its deliberations and analysis of the information provided to the Board at the meeting and during the course of the year, the Board determined that it had a reasonable basis to determine whether the investment advisory fee under each of the Agreements was fair and reasonable and to act on whether to approve the continuance of each of the Agreements. Based on all of the foregoing, and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment, the Board, including all of the Independent Trustees, concluded that the investment advisory fees payable under each of the Agreements are fair and reasonable in light of the nature, extent and quality of services to be provided. Accordingly, the entire Board, including the Independent Trustees voting separately, unanimously approved the renewal of each of the Agreements on behalf of each of the Funds. In the course of their deliberations, the Trustees considered the factors described above and other factors deemed pertinent, but the Trustees did not identify any particular piece of information or factor as dispositive.

Semi-Annual Report | March 31, 2014 (Unaudited)	63

transparent value

*Must be accompanied or preceded by a Prospectus.*
*Distributor: ALPS Distributors, Inc. for the Transparent Value Mutual Funds.*

Item 2. Code of Ethics.

Not applicable to semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable to semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable to semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management –End Investment Companies.

Not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchases.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

No material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Trustees have been implemented after the registrant’s last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

No changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable to semi-annual report.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Transparent Value Trust

By:	/s/ Armen Arus
Armen Arus, President

Date:	June 6, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Armen Arus
Armen Arus, President

Date:	June 6, 2014

By:	/s/ Keith D. Kemp
Keith D. Kemp, Treasurer

Date:	June 6, 2014